UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2009 – February 28, 2010

Item 1: Reports to Shareholders

Vanguard Sector Bond Index Funds
Semiannual Report
February 28, 2010

Vanguard Short-Term Government Bond Index Fund
Vanguard Intermediate-Term Government Bond Index Fund
Vanguard Long-Term Government Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

> From their inception on November 19, 2009, through February 28, 2010, the ETF

Shares of Vanguard’s Sector Bond Index Funds posted returns ranging from

–1.42% to 1.95%, as measured by their net asset values.

> For the same period, the Barclays Capital U.S. Aggregate Bond Index—a measure of the broad U.S. taxable bond market—returned 0.97%.

> During the abbreviated period, corporate bond funds performed better than their government counterparts.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Short-Term Government Bond Index Fund	8
Intermediate-Term Government Bond Index Fund	20
Long-Term Government Bond Index Fund	30
Short-Term Corporate Bond Index Fund	39
Intermediate-Term Corporate Bond Index Fund	60
Long-Term Corporate Bond Index Fund	77
Mortgage-Backed Securities Index Fund	93
Trustees Approve Advisory Arrangement	105
Glossary	106

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Periods Ended February 28, 2010
		Return Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard Short-Term Government Bond Index Fund
Signal Shares[1] (Inception: 12/28/2009)	VSBSX	0.80%
Barclays Capital U.S. 1–3 Year Government Float Adjusted Index		0.85
ETF Shares[2] (Inception: 11/19/2009)	VGSH
Market Price		0.38
Net Asset Value		0.33
Barclays Capital U.S. 1–3 Year Government Float Adjusted Index		0.43

Vanguard Intermediate-Term Government Bond Index Fund
ETF Shares[2] (Inception: 11/19/2009)	VGIT
Market Price		0.50%
Net Asset Value		0.37
Barclays Capital U.S. 3–10 Year Government Float Adjusted Index		0.52

Vanguard Long-Term Government Bond Index Fund
ETF Shares[2] (Inception: 11/19/2009)	VGLT
Market Price		–1.31%
Net Asset Value		–1.42
Barclays Capital U.S. Long Government Float Adjusted Index		–0.99

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares[3] (Inception: 11/19/2009)	VSTBX	1.58%
ETF Shares[2] (Inception: 11/19/2009)	VCSH
Market Price		1.99
Net Asset Value		1.55
Barclays Capital U.S. 1–5 Year Corporate Bond Index		1.81

1 Signal Shares carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
2 These Vanguard ETF® Shares are traded on the NASDAQ exchange and are available only through brokers. The table shows the ETF returns based on both the NASDAQ market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
3 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Your Fund’s Total Returns

Periods Ended February 28, 2010
		Return Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares[3] (Inception: 11/19/2009)	VICBX	1.99%
ETF Shares[2] (Inception: 11/19/2009)	VCIT
Market Price		2.58
Net Asset Value		1.95
Barclays Capital U.S. 5–10 Year Corporate Bond Index		2.40

Vanguard Long-Term Corporate Bond Index Fund
Signal Shares[1] (Inception: 1/19/2010)	VLTCX	–0.21%
Barclays Capital U.S. 10+ Year Corporate Bond Index		0.60
Institutional Shares[3] (Inception: 11/19/2009)	VLCIX	0.80
Barclays Capital U.S. 10+ Year Corporate Bond Index		1.48
ETF Shares[2] (Inception: 11/19/2009)	VCLT
Market Price		1.58
Net Asset Value		0.81
Barclays Capital U.S. 10+ Year Corporate Bond Index		1.48

Vanguard Mortgage-Backed Securities Index Fund
Signal Shares[1] (Inception: 12/3/2009)	VMBSX	0.59%
Barclays Capital U.S. MBS Float Adjusted Index		0.52
ETF Shares[2] (Inception: 11/19/2009)	VMBS
Market Price		0.72
Net Asset Value		0.82
Barclays Capital U.S. MBS Float Adjusted Index		0.62

1 Signal Shares carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
2 These Vanguard ETF Shares are traded on the NASDAQ exchange and are available only through brokers. The table shows the ETF returns based on both the NASDAQ market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
3 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Your Fund’s Performance at a Glance

Inception Through February 28, 2010
	Starting	Ending	Distributions Per Share		30-Day
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Vanguard Short-Term Government Bond
Signal Shares	$ 19.92	$ 20.06	$ 0.020	$ 0.000	0.67%
ETF Shares	60.04	60.13	0.106	0.000	0.67

Vanguard Intermediate-Term Government Bond
ETF Shares	$ 60.00	$ 59.89	$ 0.326	$ 0.000	2.45%

Vanguard Long-Term Government Bond
ETF Shares	59.84	$ 58.36	$ 0.623	$ 0.000	4.19%

Vanguard Short-Term Corporate Bond
Institutional Shares	$ 25.02	$ 25.27	$ 0.143	$ 0.000	2.58%
ETF Shares	75.05	75.79	0.423	0.000	2.52

Vanguard Intermediate-Term Corporate Bond
Institutional Shares	$ 24.97	$ 25.18	$ 0.284	$ 0.000	4.86%
ETF Shares	74.90	75.51	0.839	0.000	4.80

Vanguard Long-Term Corporate Bond
Signal Shares	$ 20.12	$ 19.90	$ 0.177	$ 0.000	6.03%
Institutional Shares	24.89	24.70	0.387	0.000	6.09
ETF Shares	74.67	74.12	1.147	0.000	6.03

Vanguard Mortgage-Backed Securities
Signal Shares	$ 20.04	$ 20.03	$ 0.127	$ 0.000	2.97%
ETF Shares	49.98	50.07	0.317	0.000	2.97

Chairman’s Letter

Dear Shareholder,

Vanguard’s seven Sector Bond Index Funds began operations on November 19, 2009. From then through February 28, 2010, the funds had returns that ranged from –1.42% for the ETF Shares of Vanguard Long-Term Government Bond Index Fund to 1.95% for the ETF Shares of Vanguard Intermediate-Term Corporate Bond Index Fund, as measured by their net asset values. (Some of the funds also offered Institutional or Signal Shares, or both, for varying periods.) The funds’ returns differed from those of their indexes by 10 to 67 basis points as they implemented their strategies with small asset bases. As fund assets increase, we would expect these differences to narrow.

Vanguard’s new bond index funds track benchmarks that focus on discrete segments of the bond market. The options include short-, intermediate-, and long-term government bond funds; short-, intermediate-, and long-term corporate bond funds; and a mortgage-backed securities fund. The funds were designed to offer flexibility in tailoring the credit quality and duration of your portfolio’s fixed income exposure.

This semiannual report begins with a review of the financial market’s performance during the past six months, and then looks at the funds’ performance in their roughly three-and-a-half months of operation.

Yields remained low, but the Fed began to unwind rescue programs

The yields of longer-term U.S. Treasury bonds rose during the past six months, while those of the shortest-term securities remained near 0%. Although the Federal Reserve Board expects to keep its target for short-term interest rates close to 0% for “an extended period,” it began to wind down credit programs established during the financial crisis. The Fed’s most dramatic (though largely symbolic) act was to raise the interest rate at its discount window, a lending facility designed to help commercial banks and other depository institutions meet emergency short-term funding needs.

The broad taxable bond market returned 3.19%, with notable strength in corporate bonds. The broad municipal bond market returned 4.13%.

Stock markets caught their breath at the end of a solid six months

For the six months, the broad U.S. stock market returned about 10%. The rally seemed to downshift toward the end of the period, as the investor relief that powered markets higher a year ago gave way to a sober-minded assessment of the prospects for corporate earnings growth.

Smaller-capitalization stocks did a little better than larger-cap stocks, and growth-oriented securities bested their value-

Market Barometer
			Total Returns
		Periods Ended February 28, 2010
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad Taxable Bond Market)	3.19%	9.32%	5.36%
Barclays Capital Municipal Bond Index	4.13	9.98	4.50
Citigroup 3-Month Treasury Bill Index	0.06	0.14	2.81

Stocks
Russell 1000 Index (Large-caps)	9.91%	55.32%	0.77%
Russell 2000 Index (Small-caps)	10.59	63.95	1.16
Dow Jones U.S. Total Stock Market Index	10.23	56.38	1.20
MSCI All Country World Index ex USA (International)	3.83	63.51	4.60

CPI
Consumer Price Index	0.42%	2.14%	2.48%

1 Annualized.

oriented counterparts, but the uniformity of returns from different market segments was more striking than the differences.

International stocks produced more modest returns. In Europe, the precarious financial health of Greece and that of smaller economies such as Portugal and Ireland weighed on the markets. In Asia, the Japanese stock market’s weakness held back results for Asia Pacific indexes. Emerging market stocks continued to outpace those from developed markets.

Corporate bonds outperformed government issues in the period

Since Vanguard’s Sector Bond Index Funds began operations in November, the performance of the broad U.S. bond market has been unremarkable. During this short time, the Barclays Capital U.S. Aggregate Bond Index returned 0.97%, as rising interest rates, primarily at the longer end of the yield curve, put pressure on bond prices. Six of the seven funds recorded positive results for the period, with only the Long-Term Government Bond Index Fund posting a negative return. (The Long-Term Corporate Bond Index Fund’s Signal Shares, which debuted only about a month before the end of the period, also had a negative return.)

During the period, intermediate-term bonds tended to outperform both their long- and short-term counterparts, and corporate bonds fared better than government bonds as investors favored higher-yielding, higher-risk investments.

Vanguard’s Sector Bond Index Funds followed suit. The Intermediate-Term Corporate Bond Index Fund was the group’s top performer, returning 1.95% for its ETF Shares. Vanguard Short-Term Corporate Bond Index Fund’s ETF Shares returned 1.55% and the Long-Term Corporate Bond Index Fund’s ETF Shares returned 0.81%.

Government bonds trailed the broad fixed income market for the period, as investors favored higher yields over higher quality. Still, Vanguard Intermediate-Term Government Bond Index Fund and Short-Term Government Bond Index Fund posted positive results, returning 0.37% and 0.33%, respectively. The Long-Term Government Bond Index Fund returned –1.42% as rising rates pressured the prices of government bonds.

Mortgage-backed securities occupied the middle of the spectrum for the period, lagging the returns of corporate bonds but outperforming government issues. From its inception through February 28, Vanguard Mortgage-Backed Securities Index Fund returned 0.82%.

Sector funds offer options for portfolio diversification

Any one of the Vanguard Sector Bond Index Funds can be expected to be riskier and more unpredictable than the overall bond market. Each fund’s indexing strategy and precisely calibrated parameters make it an excellent tool for complementing a portfolio’s existing fixed income investments. If your investment plan calls for it, the funds also give you the ability to place special emphasis on a particular sector of the bond market.

The limited period covered in this report provides little meaningful information about the funds and their investment strategies. Over the long term, we’re confident that the funds can take advantage of the index fund management skills of their advisor, Vanguard Fixed Income Group, and their low costs to capture most of the returns of their designated market sectors.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 16, 2010

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	91	524	8,302
Yield[3]		0.9%	3.4%
Signal Shares	0.7%
ETF Shares	0.7%
Yield to Maturity	0.8%[4]	0.9%	3.4%
Average Coupon	2.6%	2.3%	4.6%
Average Effective
Maturity	1.9 years	2.0 years	6.8 years
Average Quality[5]	Aaa	Aaa	Aa1
Average Duration	1.8 years	1.8 years	4.5 years
Expense Ratio[6]		—	—
Signal Shares	0.15%
ETF Shares	0.15%
Short-Term Reserves	1.3%	—	—

Sector Diversification[7] (% of portfolio)

Treasury/Agency	98.7%
Other	1.3

Distribution by Maturity (% of portfolio)

Under 1 Year	2.6%
1–3 Years	97.4

Distribution by Credit Quality[5] (% of portfolio)

Aaa	99.8%
Aa	0.2

1 Barclays Capital U.S. 1–3 Year Government Float Adjusted Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratios shown are from the prospectuses dated November 19, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratios were 0.15% for Signal Shares and 0.15% for ETF Shares.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	0.1%	0.2%	0.3%	0.4%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Signal Shares	12/28/2009	–0.05%	0.00%	–0.05%
ETF Shares	11/19/2009
Market Price		—	—	–0.46
Net Asset Value		–0.62	0.08	–0.54

1 Barclays Capital U.S. 1–3 Year Government Float Adjusted Index.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (67.8%)
United States Treasury Note/Bond	2.625%	5/31/10	280	282
United States Treasury Note/Bond	4.500%	2/28/11	52	54
United States Treasury Note/Bond	4.750%	3/31/11	211	221
United States Treasury Note/Bond	0.875%	4/30/11	395	397
United States Treasury Note/Bond	0.875%	5/31/11	230	231
United States Treasury Note/Bond	4.875%	5/31/11	275	290
United States Treasury Note/Bond	1.125%	6/30/11	275	277
United States Treasury Note/Bond	5.125%	6/30/11	75	80
United States Treasury Note/Bond	1.000%	7/31/11	500	503
United States Treasury Note/Bond	4.875%	7/31/11	150	159
United States Treasury Note/Bond	5.000%	8/15/11	205	219
United States Treasury Note/Bond	1.000%	8/31/11	510	513
United States Treasury Note/Bond	4.625%	8/31/11	75	80
United States Treasury Note/Bond	1.000%	9/30/11	520	523
United States Treasury Note/Bond	4.500%	9/30/11	75	80
United States Treasury Note/Bond	1.000%	10/31/11	1,260	1,268
United States Treasury Note/Bond	4.625%	10/31/11	200	213
United States Treasury Note/Bond	1.750%	11/15/11	265	270
United States Treasury Note/Bond	0.750%	11/30/11	196	196
United States Treasury Note/Bond	4.500%	11/30/11	740	789
United States Treasury Note/Bond	1.125%	12/15/11	965	972
United States Treasury Note/Bond	0.875%	1/31/12	75	75
United States Treasury Note/Bond	1.375%	2/15/12	104	105
United States Treasury Note/Bond	4.875%	2/15/12	1,171	1,264
United States Treasury Note/Bond	4.625%	2/29/12	165	178
United States Treasury Note/Bond	4.500%	3/31/12	255	274
United States Treasury Note/Bond	1.375%	4/15/12	795	803
United States Treasury Note/Bond	4.500%	4/30/12	602	649
United States Treasury Note/Bond	1.375%	5/15/12	361	365
United States Treasury Note/Bond	4.750%	5/31/12	350	380
United States Treasury Note/Bond	4.875%	6/30/12	255	278
United States Treasury Note/Bond	1.500%	7/15/12	265	268
United States Treasury Note/Bond	4.625%	7/31/12	245	266
United States Treasury Note/Bond	4.375%	8/15/12	490	530
United States Treasury Note/Bond	4.250%	9/30/12	250	270
United States Treasury Note/Bond	1.375%	10/15/12	270	271
United States Treasury Note/Bond	3.875%	10/31/12	580	621

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
	United States Treasury Note/Bond	1.375%	11/15/12	178	179
	United States Treasury Note/Bond	1.125%	12/15/12	915	912
	United States Treasury Note/Bond	3.625%	12/31/12	485	517
	United States Treasury Note/Bond	1.375%	1/15/13	628	629
	United States Treasury Note/Bond	1.375%	2/15/13	872	873
					17,324
Agency Bonds and Notes (31.6%)
1	Bank of America Corp.	2.100%	4/30/12	115	117
1	Citigroup Funding Inc.	1.375%	5/5/11	200	202
2	Federal Farm Credit Bank	1.750%	2/21/13	200	201
2	Federal Home Loan Banks	1.625%	3/16/11	625	634
2	Federal Home Loan Banks	1.375%	5/16/11	175	177
2	Federal Home Loan Banks	2.625%	5/20/11	200	205
2	Federal Home Loan Banks	3.125%	6/10/11	25	26
2	Federal Home Loan Banks	1.750%	8/22/12	200	203
2	Federal Home Loan Banks	4.500%	11/15/12	100	108
2	Federal Home Loan Banks	1.625%	11/21/12	50	50
2	Federal Home Loan Banks	1.750%	12/14/12	50	50
2	Federal Home Loan Banks	1.500%	1/16/13	50	50
2,3	Federal Home Loan Mortgage Corp.	2.050%	3/9/11	300	300
2	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	200	211
2	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	200	211
2,3	Federal Home Loan Mortgage Corp.	1.750%	4/20/11	250	251
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	225	228
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	75	80
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	100	107
2	Federal Home Loan Mortgage Corp.	1.125%	12/15/11	25	25
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	100	109
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	125	128
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	25	25
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	100	102
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	100	107
2	Federal National Mortgage Assn.	5.500%	3/15/11	200	211
2	Federal National Mortgage Assn.	1.750%	3/23/11	250	253
2	Federal National Mortgage Assn.	5.125%	4/15/11	100	105
2	Federal National Mortgage Assn.	6.000%	5/15/11	100	107
2	Federal National Mortgage Assn.	3.625%	8/15/11	150	157
2	Federal National Mortgage Assn.	5.000%	10/15/11	75	80
2	Federal National Mortgage Assn.	1.000%	11/23/11	150	151
2	Federal National Mortgage Assn.	2.000%	1/9/12	50	51
2	Federal National Mortgage Assn.	0.875%	1/12/12	25	25
2	Federal National Mortgage Assn.	5.000%	2/16/12	50	54
2	Federal National Mortgage Assn.	6.125%	3/15/12	50	55
2	Federal National Mortgage Assn.	1.000%	4/4/12	75	75
2	Federal National Mortgage Assn.	1.875%	4/20/12	25	26
2	Federal National Mortgage Assn.	4.875%	5/18/12	100	108
2	Federal National Mortgage Assn.	5.250%	8/1/12	50	54
2	Federal National Mortgage Assn.	4.375%	9/15/12	100	108
2,3	Federal National Mortgage Assn.	1.550%	9/17/12	1,000	1,002
1	General Electric Capital Corp.	2.125%	12/21/12	150	153
1	Goldman Sachs Group Inc.	1.625%	7/15/11	300	304
1	John Deere Capital Corp.	2.875%	6/19/12	115	119
1	JPMorgan Chase & Co.	3.125%	12/1/11	200	208
1	Morgan Stanley	3.250%	12/1/11	300	313

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
1	PNC Funding Corp.	2.300%	6/22/12	200	205
1	Wells Fargo & Co.	3.000%	12/9/11	250	259
					8,090
Total U.S. Government and Agency Obligations (Cost $25,354)					25,414

				Shares
Temporary Cash Investment (6.0%)
Money Market Fund (6.0%)
4	Vanguard Market Liquidity Fund
	(Cost $1,526)	0.163%		1,526,107	1,526
Total Investments (105.4%) (Cost $26,880)					26,940
Other Assets and Liabilities (–5.4%)
Other Assets					601
Liabilities					(1,970
					(1,369
Net Assets (100%)					25,571

At February 28, 2010, net assets consisted of:
Amount
($ 000)
Paid-in Capital	25,513
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(3)
Unrealized Appreciation (Depreciation)	60
Net Assets	25,571

Signal Shares—Net Assets
Applicable to 225,680 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,527
Net Asset Value Per Share—Signal Shares	$ 20.06

ETF Shares—Net Assets
Applicable to 350,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,044
Net Asset Value Per Share—ETF Shares	$ 60.13

• See Note A in Notes to Financial Statements.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest	35
Total Income	35
Expenses
The Vanguard Group—Note B
Management and Administrative—Signal Shares	1
Management and Administrative—ETF Shares	4
Custodian Fees	1
Total Expenses	6
Net Investment Income	29
Realized Net Gain (Loss) on Investment Securities Sold	(3)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	60
Net Increase (Decrease) in Net Assets Resulting from Operations	86
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28, 2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29
Realized Net Gain (Loss)	(3)
Change in Unrealized Appreciation (Depreciation)	60
Net Increase (Decrease) in Net Assets Resulting from Operations	86
Distributions
Net Investment Income
Signal Shares	(5)
ETF Shares	(23)
Realized Capital Gain
Signal Shares	—
ETF Shares	—
Total Distributions	(28)
Capital Share Transactions
Signal Shares	4,504
ETF Shares	21,009
Net Increase (Decrease) from Capital Share Transactions	25,513
Total Increase (Decrease)	25,571
Net Assets
Beginning of Period	—
End of Period[2]	25,571
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Signal Shares
December 28, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 19.92
Investment Operations
Net Investment Income	.021
Net Realized and Unrealized Gain (Loss) on Investments	.139
Total from Investment Operations	.160
Distributions
Dividends from Net Investment Income	(.020)
Distributions from Realized Capital Gains	—
Total Distributions	(.020)
Net Asset Value, End of Period	$ 20.06

Total Return	0.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 5
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.78%[2]
Portfolio Turnover Rate[3]	117%[2]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 60.04
Investment Operations
Net Investment Income	.109
Net Realized and Unrealized Gain (Loss) on Investments	.087
Total from Investment Operations	.196
Distributions
Dividends from Net Investment Income	(.106)
Distributions from Realized Capital Gains	—
Total Distributions	(.106)
Net Asset Value, End of Period	$ 60.13

Total Return	0.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 21
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.78%[2]
Portfolio Turnover Rate[3]	117%[2]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares were first issued on December 28, 2009, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund has not issued any Institutional Shares as of February 28, 2010. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Short-Term Government Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $4,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	—	25,414	—
Temporary Cash Investments	1,526	—	—
Total	1,526	25,414	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $26,880,000. Net unrealized appreciation of investment securities for tax purposes was $60,000, consisting of unrealized gains of $62,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Government Bond Index Fund

E. During the period ended February 28, 2010, the fund purchased $28,142,000 of investment securities and sold $4,559,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	November 19, 2009[1] to
	February 28, 2010
	Amount	Shares
	($ 000)	(000)
Signal Shares
Issued	4,499	226
Issued in Lieu of Cash Distributions	5	—
Redeemed	—	—
Net Increase (Decrease)—Signal Shares	4,504	226
ETF Shares
Issued	21,009	350
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	21,009	350

1 Inception was November 19, 2009, for ETF Shares and December 28, 2009, for Signal Shares.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	64	423	8,302
Yield[3]		2.6%	3.4%
ETF Shares	2.5%
Yield to Maturity	2.5%[4]	2.6%	3.4%
Average Coupon	3.9%	3.5%	4.6%
Average Effective
Maturity	5.9 years	5.9 years	6.8 years
Average Quality[5]	Aaa	Aaa	Aa1
Average Duration	5.2 years	5.2 years	4.5 years
Expense Ratio[6]		—	—
ETF Shares	0.15%
Short-Term Reserves	0.4%	—	—

Sector Diversification[7] (% of portfolio)

Treasury/Agency	99.6%
Other	0.4

Distribution by Maturity (% of portfolio)

Under 1 Year	0.7%
1–5 Years	50.9
5–10 Years	48.4

Distribution by Credit Quality[5] (% of portfolio)
Aaa	100.0%

1 Barclays Capital U.S. 3–10 Year Government Float Adjusted Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratio shown is from the prospectus dated November 19, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratio for
ETF Shares was 0.15%.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	–0.2%	0.6%	0.4%	0.5%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
ETF Shares	11/19/2009
Market Price		—	—	–1.70%
Net Asset Value		–2.03%	0.26%	–1.77

1 Barclays Capital U.S. 3-10 Year Government Float Adjusted Index.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (85.6%)
United States Treasury Note/Bond	2.625%	5/31/10	40	40
United States Treasury Note/Bond	2.875%	1/31/13	99	103
United States Treasury Note/Bond	2.750%	2/28/13	604	629
United States Treasury Note/Bond	2.500%	3/31/13	73	75
United States Treasury Note/Bond	3.375%	7/31/13	262	278
United States Treasury Note/Bond	4.250%	8/15/13	356	388
United States Treasury Note/Bond	3.125%	8/31/13	250	263
United States Treasury Note/Bond	3.125%	9/30/13	395	415
United States Treasury Note/Bond	1.750%	1/31/14	440	439
United States Treasury Note/Bond	1.875%	2/28/14	45	45
United States Treasury Note/Bond	1.750%	3/31/14	208	207
United States Treasury Note/Bond	2.375%	8/31/14	382	387
United States Treasury Note/Bond	2.375%	9/30/14	252	255
United States Treasury Note/Bond	2.375%	10/31/14	195	197
United States Treasury Note/Bond	2.125%	11/30/14	435	434
United States Treasury Note/Bond	2.625%	12/31/14	705	718
United States Treasury Note/Bond	2.250%	1/31/15	271	271
United States Treasury Note/Bond	4.000%	2/15/15	724	784
United States Treasury Note/Bond	11.250%	2/15/15	240	342
United States Treasury Note/Bond	2.375%	2/28/15	159	159
United States Treasury Note/Bond	10.625%	8/15/15	213	302
United States Treasury Note/Bond	2.375%	3/31/16	108	106
United States Treasury Note/Bond	2.625%	4/30/16	212	210
United States Treasury Note/Bond	5.125%	5/15/16	281	319
United States Treasury Note/Bond	7.500%	11/15/16	65	83
United States Treasury Note/Bond	2.750%	11/30/16	315	310
United States Treasury Note/Bond	3.250%	12/31/16	19	19
United States Treasury Note/Bond	3.125%	1/31/17	355	357
United States Treasury Note/Bond	4.625%	2/15/17	777	857
United States Treasury Note/Bond	3.000%	2/28/17	82	82
United States Treasury Note/Bond	4.500%	5/15/17	54	59
United States Treasury Note/Bond	8.750%	5/15/17	200	274
United States Treasury Note/Bond	4.250%	11/15/17	580	621
United States Treasury Note/Bond	3.500%	2/15/18	275	279
United States Treasury Note/Bond	9.125%	5/15/18	198	281
United States Treasury Note/Bond	4.000%	8/15/18	80	83

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
	United States Treasury Note/Bond	9.000%	11/15/18	198	282
	United States Treasury Note/Bond	2.750%	2/15/19	25	24
	United States Treasury Note/Bond	3.125%	5/15/19	494	478
	United States Treasury Note/Bond	3.625%	8/15/19	171	172
	United States Treasury Note/Bond	8.125%	8/15/19	300	410
	United States Treasury Note/Bond	3.375%	11/15/19	706	692
	United States Treasury Note/Bond	3.625%	2/15/20	91	91
					12,820
Agency Bonds and Notes (13.3%)
1	Federal Home Loan Banks	3.625%	10/18/13	100	106
1	Federal Home Loan Banks	5.500%	8/13/14	75	85
1	Federal Home Loan Banks	2.750%	12/12/14	25	25
1	Federal Home Loan Banks	4.875%	5/17/17	50	55
1	Federal Home Loan Banks	5.000%	11/17/17	200	220
1	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	100	108
1	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	100	102
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	50	51
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	100	103
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	100	109
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	56
1	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	100	101
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	110
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	30	30
1,2	Federal National Mortgage Assn.	2.000%	5/24/13	20	20
1	Federal National Mortgage Assn.	3.875%	7/12/13	50	53
1	Federal National Mortgage Assn.	4.625%	10/15/13	100	110
1	Federal National Mortgage Assn.	2.750%	3/13/14	200	205
1	Federal National Mortgage Assn.	2.500%	5/15/14	50	51
1	Federal National Mortgage Assn.	5.000%	5/11/17	50	55
1	Federal National Mortgage Assn.	5.375%	6/12/17	200	225
					1,980
Total U.S. Government and Agency Obligations (Cost $14,758)					14,800

				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3	Vanguard Market Liquidity Fund
	(Cost $231)	0.163%		230,831	231
Total Investments (100.4%) (Cost $14,989)					15,031
Other Assets and Liabilities (–0.4%)
Other Assets					364
Liabilities					(422)
					(58)
Net Assets (100%)
Applicable to 250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					14,973
Net Asset Value Per Share					59.89

Intermediate-Term Government Bond Index Fund

At February 28, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	14,952
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(22)
Unrealized Appreciation (Depreciation)	42
Net Assets	14,973

• See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Intermediate-Term Government Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest	58
Total Income	58
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Total Expenses	3
Net Investment Income	55
Realized Net Gain (Loss) on Investment Securities Sold	(22)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	42
Net Increase (Decrease) in Net Assets Resulting from Operations	75
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55
Realized Net Gain (Loss)	(22)
Change in Unrealized Appreciation (Depreciation)	42
Net Increase (Decrease) in Net Assets Resulting from Operations	75
Distributions
Net Investment Income	(54)
Realized Capital Gain	—
Total Distributions	(54)
Capital Share Transactions
Issued	14,952
Issued In Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	14,952
Total Increase (Decrease)	14,973
Net Assets
Beginning of Period	—
End of Period[2]	14,973

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 60.00
Investment Operations
Net Investment Income	.364[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.148)
Total from Investment Operations	.216
Distributions
Dividends from Net Investment Income	(.326)
Distributions from Realized Capital Gains	—
Total Distributions	(.326)
Net Asset Value, End of Period	$ 59.89

Total Return	0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 15
Ratio of Total Expenses to Average Net Assets	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.40%[3]
Portfolio Turnover Rate[4]	132%[3]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund has not issued any Signal Shares or Institutional Shares as of February 28, 2010. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Intermediate-Term Government Bond Index Fund

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	—	14,800	—
Temporary Cash Investments	231	—	—
Total	231	14,800	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $14,989,000. Net unrealized appreciation of investment securities for tax purposes was $42,000, consisting of unrealized gains of $55,000 on securities that had risen in value since their purchase and $13,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2010, the fund purchased $18,225,000 of investment securities and sold $3,465,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

November 19, 2009[1] to
February 28, 2010
Shares
(000)
Issued	250
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	250
1 Inception.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	34	127	8,302
Yield[3]		4.3%	3.4%
ETF Shares	4.2%
Yield to Maturity	4.3%[4]	4.4%	3.4%
Average Coupon	5.7%	5.6%	4.6%
Average Effective
Maturity	20.7 years	20.9 years	6.8 years
Average Quality[5]	Aaa	Aaa	Aa1
Average Duration	12.8 years	12.7 years	4.5 years
Expense Ratio[6]		—	—
ETF Shares	0.15%
Short-Term Reserves 0.0%		—	—

Sector Diversification[7] (% of portfolio)
Treasury/Agency	100.0%

Distribution by Maturity (% of portfolio)

Under 1 Year	0.0%
1–5 Years	0.5
5–10 Years	4.0
10–20 Years	47.5
20–30 Years	48.0

Distribution by Credit Quality[5] (% of portfolio)
Aaa	100.0%

1 Barclays Capital U.S. Long Government Float Adjusted Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratio shown is from the prospectus dated November 19, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratio for
ETF Shares was 0.15%.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	–2.5%	1.1%	–1.4%	–1.0%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
ETF Shares	11/19/2009
Market Price		—	—	–3.65%
Net Asset Value		–4.19%	0.44%	–3.75

1 Barclays Capital U.S. Long Government Float Adjusted Index.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees
See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (89.5%)
	United States Treasury Note/Bond	1.000%	10/31/11	80	80
	United States Treasury Note/Bond	8.500%	2/15/20	432	608
	United States Treasury Note/Bond	8.750%	5/15/20	47	67
	United States Treasury Note/Bond	8.750%	8/15/20	710	1,020
	United States Treasury Note/Bond	7.875%	2/15/21	100	137
	United States Treasury Note/Bond	8.000%	11/15/21	75	104
	United States Treasury Note/Bond	7.250%	8/15/22	25	33
	United States Treasury Note/Bond	7.125%	2/15/23	840	1,098
	United States Treasury Note/Bond	7.500%	11/15/24	100	136
	United States Treasury Note/Bond	7.625%	2/15/25	659	909
	United States Treasury Note/Bond	6.875%	8/15/25	210	272
	United States Treasury Note/Bond	6.000%	2/15/26	760	910
	United States Treasury Note/Bond	6.625%	2/15/27	380	485
	United States Treasury Note/Bond	5.500%	8/15/28	25	28
	United States Treasury Note/Bond	5.250%	11/15/28	67	74
	United States Treasury Note/Bond	5.250%	2/15/29	400	443
	United States Treasury Note/Bond	6.125%	8/15/29	635	778
	United States Treasury Note/Bond	6.250%	5/15/30	305	380
	United States Treasury Note/Bond	5.375%	2/15/31	135	152
	United States Treasury Note/Bond	4.500%	2/15/36	415	416
	United States Treasury Note/Bond	4.750%	2/15/37	1,085	1,128
	United States Treasury Note/Bond	3.500%	2/15/39	1,350	1,121
	United States Treasury Note/Bond	4.250%	5/15/39	75	71
	United States Treasury Note/Bond	4.500%	8/15/39	945	937
	United States Treasury Note/Bond	4.375%	11/15/39	1,361	1,321
	United States Treasury Note/Bond	4.625%	2/15/40	353	357
					13,065
Agency Bonds and Notes (9.3%)
1	Federal Home Loan Banks	5.500%	7/15/36	250	264
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	70	85
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	105	130
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	200	236
1	Federal National Mortgage Assn.	6.250%	5/15/29	210	245
1	Federal National Mortgage Assn.	7.250%	5/15/30	50	65
1	Federal National Mortgage Assn.	6.625%	11/15/30	120	147
1	Federal National Mortgage Assn.	5.625%	7/15/37	165	178
					1,350
Total U.S. Government and Agency Obligations (Cost $14,540)					14,415

Long-Term Government Bond Index Fund

			Market
			Value•
	Coupon	Shares	($ 000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
2 Vanguard Market Liquidity Fund
(Cost $380)	0.163%	380,473	380
Total Investments (101.4%) (Cost $14,920)			14,795
Other Assets and Liabilities (–1.4%)
Other Assets			203
Liabilities			(407)
			(204)
Net Assets (100%)
Applicable to 250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			14,591
Net Asset Value Per Share			$ 58.36

At February 28, 2010, net assets consisted of:
			Amount
			($ 000)
Paid-in Capital			14,726
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(10)
Unrealized Appreciation (Depreciation)			(125)
Net Assets			14,591

• See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest	89
Total Income	89
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Total Expenses	3
Net Investment Income	86
Realized Net Gain (Loss) on Investment Securities Sold	(10)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(125)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49)
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86
Realized Net Gain (Loss)	(10)
Change in Unrealized Appreciation (Depreciation)	(125)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49)
Distributions
Net Investment Income	(86)
Realized Capital Gain	—
Total Distributions	(86)
Capital Share Transactions
Issued	14,726
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	14,726
Total Increase (Decrease)	14,591
Net Assets
Beginning of Period	—
End of Period	14,591
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 59.84
Investment Operations
Net Investment Income	.623
Net Realized and Unrealized Gain (Loss) on Investments	(1.480)
Total from Investment Operations	(.857)
Distributions
Dividends from Net Investment Income	(.623)
Distributions from Realized Capital Gains	—
Total Distributions	(.623)
Net Asset Value, End of Period	$ 58.36

Total Return	–1.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 15
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	4.02%[2]
Portfolio Turnover Rate[3]	29%[2]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. The fund has not issued any Signal Shares or Institutional Shares as of February 28, 2010. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Long-Term Government Bond Index Fund

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	—	14,415	—
Temporary Cash Investments	380	—	—
Total	380	14,415	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $14,920,000. Net unrealized depreciation of investment securities for tax purposes was $125,000, consisting of unrealized gains of $17,000 on securities that had risen in value since their purchase and $142,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2010, the fund purchased $15,255,000 of investment securities and sold $687,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

November 19, 2009[1] to
February 28, 2010
Amount
($ 000)
Issued	250
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease)	250
1 Inception.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	517	1,226	8,302
Yield[3]		2.9%	3.4%
Institutional Shares	2.6%
ETF Shares	2.5%
Yield to Maturity	2.7%[4]	2.9%	3.4%
Average Coupon	5.3%	5.5%	4.6%
Average Effective
Maturity	3.0 years	3.1 years	6.8 years
Average Quality[5]	A2	A2	Aa1
Average Duration	2.8 years	2.8 years	4.5 years
Expense Ratio[6]		—	—
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.0%	—	—

Sector Diversification[7] (% of portfolio)

Finance	41.6%
Industrial	50.6
Treasury/Agency	0.1
Utilities	7.7

Distribution by Credit Quality[5] (% of portfolio)

Aaa	0.8%
Aa	22.2
A	45.0
Baa	32.0

Distribution by Maturity (% of portfolio)

Under 1 Year	1.2%
1–3 Years	48.6
3–5 Years	49.9
Over 5 Years	0.3

1 Barclays Capital U.S. 1–5 Year Corporate Bond Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratios shown are from the prospectuses dated November 19, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratios were 0.09% for Institutional Shares and 0.15% for ETF Shares.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	1.0%	0.6%	1.6%	1.8%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Institutional Shares	11/19/2009	–0.28%	0.23%	–0.05%
Fee-Adjusted Returns[2]		–0.53	0.23	–0.30
ETF Shares	11/19/2009
Market Price		—	—	0.64
Net Asset Value		–0.28	0.23	–0.05

1 Barclays Capital U.S. 1–5 Year Corporate Bond Index.
2 Performance figures are adjusted for the 0.25% transaction fee on purchases.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
United States Treasury Note/Bond
(Cost $1,902)	1.375%	2/15/13	1,900	1,902
Corporate Bonds (98.1%)
Finance (40.9%)
Banking (29.3%)
American Express Co.	4.875%	7/15/13	75	78
American Express Co.	7.250%	5/20/14	275	313
American Express Credit Corp.	7.300%	8/20/13	1,750	1,977
American Express Credit Corp.	5.125%	8/25/14	875	929
Astoria Financial Corp.	5.750%	10/15/12	150	145
Bank of America Corp.	5.375%	8/15/11	350	369
Bank of America Corp.	6.250%	4/15/12	1,250	1,345
Bank of America Corp.	4.900%	5/1/13	250	262
Bank of America Corp.	7.375%	5/15/14	1,325	1,490
Bank of New York Mellon Corp.	4.950%	11/1/12	200	217
Bank of New York Mellon Corp.	4.500%	4/1/13	75	80
Bank of New York Mellon Corp.	5.125%	8/27/13	100	110
Bank of New York Mellon Corp.	4.300%	5/15/14	1,950	2,072
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	250	266
Bank One Corp.	5.250%	1/30/13	50	54
Barclays Bank PLC	5.450%	9/12/12	200	217
Barclays Bank PLC	2.500%	1/23/13	1,400	1,398
Barclays Bank PLC	5.200%	7/10/14	100	107
BB&T Corp.	6.500%	8/1/11	175	186
BB&T Corp.	3.850%	7/27/12	775	809
Bear Stearns Cos. LLC	5.350%	2/1/12	400	428
Bear Stearns Cos. LLC	5.700%	11/15/14	1,575	1,732
BNP Paribas/BNP Paribas US
Medium-Term Note Program LLC	2.125%	12/21/12	975	984
Capital One Bank USA NA	6.500%	6/13/13	200	219
Capital One Financial Corp.	7.375%	5/23/14	1,025	1,172
Charter One Bank NA	5.500%	4/26/11	100	104
Citigroup Inc.	6.500%	1/18/11	250	261
Citigroup Inc.	5.625%	8/27/12	775	818
Citigroup Inc.	5.300%	10/17/12	1,425	1,497
Citigroup Inc.	5.500%	4/11/13	3,500	3,663
Citigroup Inc.	6.375%	8/12/14	425	450
Citigroup Inc.	5.000%	9/15/14	750	743

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Citigroup Inc.	5.500%	10/15/14	300	309
Credit Suisse	3.450%	7/2/12	2,725	2,822
Credit Suisse	5.000%	5/15/13	150	161
Credit Suisse	5.500%	5/1/14	675	737
Credit Suisse USA Inc.	5.250%	3/2/11	150	157
Credit Suisse USA Inc.	5.500%	8/16/11	500	531
Credit Suisse USA Inc.	6.500%	1/15/12	250	272
Credit Suisse USA Inc.	4.875%	1/15/15	500	536
Deutsche Bank AG	5.375%	10/12/12	550	593
Deutsche Bank AG	4.875%	5/20/13	425	457
Deutsche Bank AG	3.875%	8/18/14	1,250	1,289
Fifth Third Bancorp	6.250%	5/1/13	175	188
1 Goldman Sachs Capital II	5.793%	12/29/49	250	198
Goldman Sachs Group Inc.	6.600%	1/15/12	465	505
Goldman Sachs Group Inc.	3.625%	8/1/12	2,700	2,799
Goldman Sachs Group Inc.	5.250%	4/1/13	375	401
Goldman Sachs Group Inc.	4.750%	7/15/13	400	422
Goldman Sachs Group Inc.	5.250%	10/15/13	800	860
Goldman Sachs Group Inc.	6.000%	5/1/14	725	796
Goldman Sachs Group Inc.	5.125%	1/15/15	425	448
HSBC Bank USA NA	4.625%	4/1/14	400	421
HSBC Holdings PLC	5.250%	12/12/12	200	215
ICICI Bank Ltd.	6.625%	10/3/12	775	818
JPMorgan Chase & Co.	4.600%	1/17/11	200	207
JPMorgan Chase & Co.	6.750%	2/1/11	400	421
JPMorgan Chase & Co.	4.850%	6/16/11	850	889
JPMorgan Chase & Co.	4.500%	1/15/12	200	211
JPMorgan Chase & Co.	6.625%	3/15/12	200	219
JPMorgan Chase & Co.	5.750%	1/2/13	309	336
JPMorgan Chase & Co.	4.650%	6/1/14	1,339	1,418
JPMorgan Chase & Co.	5.125%	9/15/14	1,200	1,267
KeyBank NA	7.000%	2/1/11	300	314
KeyCorp	6.500%	5/14/13	250	266
M&I Marshall & Ilsley Bank	6.375%	9/1/11	275	276
1 Mellon Capital IV	6.244%	6/29/49	100	88
Merrill Lynch & Co. Inc.	4.790%	8/4/10	300	305
Merrill Lynch & Co. Inc.	5.770%	7/25/11	775	821
Merrill Lynch & Co. Inc.	6.050%	8/15/12	375	402
Merrill Lynch & Co. Inc.	5.450%	2/5/13	1,850	1,958
Merrill Lynch & Co. Inc.	6.150%	4/25/13	625	673
Merrill Lynch & Co. Inc.	5.000%	1/15/15	775	792
Morgan Stanley	6.750%	4/15/11	441	467
Morgan Stanley	5.625%	1/9/12	550	586
Morgan Stanley	5.750%	8/31/12	975	1,054
Morgan Stanley	5.300%	3/1/13	1,150	1,222
Morgan Stanley	4.750%	4/1/14	300	306
Morgan Stanley	6.000%	5/13/14	550	592
Morgan Stanley	4.200%	11/20/14	250	251
Morgan Stanley	4.100%	1/26/15	975	971
National City Bank	4.625%	5/1/13	175	184
PNC Funding Corp.	5.400%	6/10/14	850	926
Royal Bank of Canada	5.650%	7/20/11	750	802
Royal Bank of Scotland Group PLC	6.375%	2/1/11	132	133
Royal Bank of Scotland Group PLC	5.050%	1/8/15	600	541
Royal Bank of Scotland PLC	4.875%	8/25/14	125	127
UBS AG	3.875%	1/15/15	825	824

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Union Planters Corp.	7.750%	3/1/11	357	362
US Bancorp	4.200%	5/15/14	225	237
US Bancorp	2.875%	11/20/14	325	323
US Bank NA	6.375%	8/1/11	675	726
US Bank NA	6.300%	2/4/14	150	168
US Bank NA	4.950%	10/30/14	330	357
Wachovia Bank NA	4.800%	11/1/14	650	676
Wachovia Corp.	5.300%	10/15/11	200	212
Wachovia Corp.	5.500%	5/1/13	1,000	1,082
Wells Fargo & Co.	6.375%	8/1/11	800	851
Wells Fargo & Co.	4.375%	1/31/13	3,475	3,648
Wells Fargo Bank NA	6.450%	2/1/11	257	270
Wells Fargo Bank NA	4.750%	2/9/15	500	519
1 Wells Fargo Capital XIII	7.700%	12/29/49	225	220
1 Wells Fargo Capital XV	9.750%	12/29/49	700	756
Westpac Banking Corp.	2.250%	11/19/12	900	903
Westpac Banking Corp.	4.200%	2/27/15	300	309

Brokerage (0.7%)
BlackRock Inc.	2.250%	12/10/12	775	781
BlackRock Inc.	3.500%	12/10/14	100	101
Charles Schwab Corp.	4.950%	6/1/14	150	161
Jefferies Group Inc.	5.875%	6/8/14	100	106
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	704

Finance Companies (5.3%)
Block Financial LLC	5.125%	10/30/14	250	261
General Electric Capital Corp.	5.500%	4/28/11	800	842
General Electric Capital Corp.	5.000%	11/15/11	400	424
General Electric Capital Corp.	5.875%	2/15/12	2,025	2,181
General Electric Capital Corp.	5.000%	4/10/12	625	660
General Electric Capital Corp.	6.000%	6/15/12	850	919
General Electric Capital Corp.	5.250%	10/19/12	200	214
General Electric Capital Corp.	2.800%	1/8/13	300	302
General Electric Capital Corp.	4.800%	5/1/13	75	80
General Electric Capital Corp.	5.900%	5/13/14	1,775	1,946
General Electric Capital Corp.	3.750%	11/14/14	1,175	1,184
HSBC Finance Corp.	6.750%	5/15/11	750	794
HSBC Finance Corp.	5.700%	6/1/11	125	131
HSBC Finance Corp.	6.375%	10/15/11	650	695
HSBC Finance Corp.	6.375%	11/27/12	355	391
HSBC Finance Corp.	5.250%	1/15/14	675	713
SLM Corp.	5.400%	10/25/11	500	500
SLM Corp.	5.000%	10/1/13	400	375
SLM Corp.	5.375%	5/15/14	325	301

Insurance (4.3%)
Aetna Inc.	5.750%	6/15/11	175	184
Allstate Corp.	5.000%	8/15/14	206	222
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,272	1,384
American International Group Inc.	4.250%	5/15/13	950	883
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	600	633
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	600	644
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	375	403
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	575	624
Chubb Corp.	5.200%	4/1/13	25	27

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Genworth Financial Inc.	5.750%	6/15/14	425	416
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	257
Lincoln National Corp.	5.650%	8/27/12	175	186
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	182
MetLife Inc.	6.125%	12/1/11	400	431
Metropolitan Life Global Funding I	5.125%	6/10/14	100	107
Pricoa Global Funding I	5.625%	5/24/11	125	131
Principal Financial Group Inc.	7.875%	5/15/14	550	628
Principal Life Global Funding I	5.125%	10/15/13	175	182
Principal Life Income Funding Trusts	5.300%	4/24/13	100	108
Prudential Financial Inc.	5.800%	6/15/12	25	27
Prudential Financial Inc.	5.150%	1/15/13	200	213
Prudential Financial Inc.	5.100%	9/20/14	375	396
Prudential Financial Inc.	6.200%	1/15/15	400	439
Travelers Cos. Inc.	5.375%	6/15/12	50	54
UnitedHealth Group Inc.	4.875%	2/15/13	575	611
WellPoint Health Networks Inc.	6.375%	1/15/12	200	217
WellPoint Inc.	6.800%	8/1/12	100	111
WellPoint Inc.	6.000%	2/15/14	550	609
XL Capital Finance Europe PLC	6.500%	1/15/12	175	184

Other Finance (0.4%)
Brookfield Asset Management Inc.	7.125%	6/15/12	550	586
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	225
ORIX Corp.	5.480%	11/22/11	225	230

Real Estate Investment Trusts (0.9%)
Boston Properties LP	6.250%	1/15/13	400	438
ERP Operating LP	5.250%	9/15/14	100	106
HCP Inc.	5.650%	12/15/13	100	103
Hospitality Properties Trust	7.875%	8/15/14	150	161
ProLogis	5.500%	4/1/12	150	157
Regency Centers LP	6.750%	1/15/12	250	265
Simon Property Group LP	5.300%	5/30/13	300	319
Simon Property Group LP	6.750%	5/15/14	95	105
Simon Property Group LP	4.200%	2/1/15	600	606
				100,458
Industrial (49.9%)
Basic Industry (4.4%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	105
Alcoa Inc.	6.000%	1/15/12	510	533
Alcoa Inc.	5.375%	1/15/13	350	363
Alcoa Inc.	6.000%	7/15/13	275	290
ArcelorMittal	5.375%	6/1/13	750	797
ArcelorMittal USA Inc.	6.500%	4/15/14	250	272
Barrick Gold Financeco LLC	6.125%	9/15/13	25	28
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	1,450	1,559
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	100	111
Dow Chemical Co.	4.850%	8/15/12	350	372
Dow Chemical Co.	7.600%	5/15/14	500	570
Dow Chemical Co.	5.900%	2/15/15	900	971
EI du Pont de Nemours & Co.	5.000%	7/15/13	100	109
EI du Pont de Nemours & Co.	5.875%	1/15/14	200	223
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	486
International Paper Co.	7.400%	6/15/14	675	765
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	425	462

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	$ 000)	$ 000)
PPG Industries Inc.	5.750%	3/15/13	350	380
Praxair Inc.	6.375%	4/1/12	450	496
Praxair Inc.	1.750%	11/15/12	250	250
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	525	576
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	700	847
Rohm and Haas Co.	5.600%	3/15/13	275	295

Capital Goods (5.2%)
3M Co.	4.500%	11/1/11	450	477
3M Co.	4.375%	8/15/13	425	459
Allied Waste North America Inc.	6.125%	2/15/14	125	128
Bemis Co. Inc.	5.650%	8/1/14	75	82
Black & Decker Corp.	7.125%	6/1/11	250	267
Boeing Capital Corp.	6.500%	2/15/12	425	467
Boeing Capital Corp.	3.250%	10/27/14	300	304
Boeing Co.	1.875%	11/20/12	115	116
Boeing Co.	3.500%	2/15/15	225	230
Caterpillar Financial Services Corp.	5.125%	10/12/11	375	399
Caterpillar Financial Services Corp.	1.900%	12/17/12	150	150
Caterpillar Financial Services Corp.	6.125%	2/17/14	1,250	1,406
Cooper US Inc.	5.250%	11/15/12	25	27
CRH America Inc.	5.300%	10/15/13	775	827
Deere & Co.	6.950%	4/25/14	125	146
Eaton Corp.	5.750%	7/15/12	250	273
General Dynamics Corp.	1.800%	7/15/11	977	990
General Electric Co.	5.000%	2/1/13	1,150	1,235
Honeywell International Inc.	6.125%	11/1/11	225	245
Illinois Tool Works Inc.	5.150%	4/1/14	150	166
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	75	83
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	450	550
John Deere Capital Corp.	5.400%	10/17/11	50	54
John Deere Capital Corp.	7.000%	3/15/12	350	389
John Deere Capital Corp.	5.250%	10/1/12	625	678
Lafarge SA	6.150%	7/15/11	25	26
Lockheed Martin Corp.	4.121%	3/14/13	300	319
Northrop Grumman Corp.	3.700%	8/1/14	225	232
Northrop Grumman Systems Corp.	7.125%	2/15/11	150	159
Roper Industries Inc.	6.625%	8/15/13	50	56
Tyco International Finance SA	4.125%	10/15/14	1,050	1,097
United Technologies Corp.	6.350%	3/1/11	150	159
Waste Management Inc.	6.375%	11/15/12	325	360
Waste Management Inc.	5.000%	3/15/14	100	107

Communication (10.6%)
AT&T Corp.	7.300%	11/15/11	350	385
AT&T Inc.	5.875%	2/1/12	150	162
AT&T Inc.	4.950%	1/15/13	2,500	2,694
AT&T Inc.	6.700%	11/15/13	600	683
AT&T Inc.	4.850%	2/15/14	275	297
BellSouth Corp.	5.200%	9/15/14	200	217
British Telecommunications PLC	5.150%	1/15/13	325	344
CBS Corp.	8.200%	5/15/14	400	462
Cellco Partnership/
Verizon Wireless Capital LLC	3.750%	5/20/11	1,600	1,652
Cellco Partnership/
Verizon Wireless Capital LLC	5.550%	2/1/14	800	882

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
CenturyTel Inc.	5.000%	2/15/15	300	310
Comcast Cable Holdings LLC	9.800%	2/1/12	145	165
Comcast Corp.	5.500%	3/15/11	425	444
Comcast Corp.	5.300%	1/15/14	800	868
COX Communications Inc.	4.625%	6/1/13	1,325	1,410
Deutsche Telekom International Finance BV	5.250%	7/22/13	100	108
Deutsche Telekom International Finance BV	5.875%	8/20/13	50	55
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,169
DirecTV Holdings LLC/
DirecTV Financing Co. Inc.	4.750%	10/1/14	75	78
France Telecom SA	7.750%	3/1/11	275	293
France Telecom SA	4.375%	7/8/14	575	610
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	216
New Cingular Wireless Services Inc.	8.125%	5/1/12	925	1,048
News America Inc.	5.300%	12/15/14	200	221
Qwest Corp.	7.875%	9/1/11	775	816
Reed Elsevier Capital Inc.	6.750%	8/1/11	250	268
Reed Elsevier Capital Inc.	7.750%	1/15/14	50	58
Rogers Communications Inc.	7.875%	5/1/12	500	560
Rogers Communications Inc.	6.375%	3/1/14	550	616
Telecom Italia Capital SA	6.200%	7/18/11	125	132
Telecom Italia Capital SA	5.250%	11/15/13	230	243
Telecom Italia Capital SA	6.175%	6/18/14	825	896
Telecom Italia Capital SA	4.950%	9/30/14	150	157
Telefonica Emisiones SAU	5.984%	6/20/11	600	634
Telefonica Emisiones SAU	4.949%	1/15/15	250	266
Thomson Reuters Corp.	5.950%	7/15/13	150	167
Thomson Reuters Corp.	5.250%	8/15/13	145	157
Thomson Reuters Corp.	5.700%	10/1/14	75	83
Time Warner Cable Inc.	5.400%	7/2/12	367	394
Time Warner Cable Inc.	7.500%	4/1/14	625	728
Time Warner Cable Inc.	3.500%	2/1/15	425	428
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	290
Verizon Communications Inc.	4.350%	2/15/13	175	186
Verizon Global Funding Corp.	7.250%	12/1/10	450	473
Verizon Global Funding Corp.	6.875%	6/15/12	475	532
Verizon Global Funding Corp.	7.375%	9/1/12	250	285
Verizon New Jersey Inc.	5.875%	1/17/12	350	375
Verizon New York Inc.	6.875%	4/1/12	1,000	1,091
Vodafone Group PLC	5.500%	6/15/11	275	290
Vodafone Group PLC	5.350%	2/27/12	100	107
Vodafone Group PLC	4.150%	6/10/14	600	628
WPP Finance UK	8.000%	9/15/14	425	490

Consumer Cyclical (5.3%)
Best Buy Co. Inc.	6.750%	7/15/13	75	84
CVS Caremark Corp.	5.750%	8/15/11	725	771
Daimler Finance North America LLC	5.750%	9/8/11	200	211
Daimler Finance North America LLC	7.300%	1/15/12	350	381
Daimler Finance North America LLC	6.500%	11/15/13	450	499
Darden Restaurants Inc.	5.625%	10/15/12	50	54
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	183
Historic TW Inc.	9.125%	1/15/13	225	264
Home Depot Inc.	5.250%	12/16/13	175	190
Lowe’s Cos. Inc.	5.600%	9/15/12	600	660
McDonald’s Corp.	4.300%	3/1/13	475	508

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Nordstrom Inc.	6.750%	6/1/14	50	56
PACCAR Financial Corp.	1.950%	12/17/12	175	176
PACCAR Inc.	6.875%	2/15/14	675	777
Staples Inc.	7.750%	4/1/11	700	749
Staples Inc.	7.375%	10/1/12	150	167
Staples Inc.	9.750%	1/15/14	150	183
Target Corp.	5.875%	3/1/12	850	929
Time Warner Inc.	6.750%	4/15/11	800	847
Time Warner Inc.	5.500%	11/15/11	125	133
Time Warner Inc.	6.875%	5/1/12	375	414
Toyota Motor Credit Corp.	5.450%	5/18/11	250	262
Viacom Inc.	4.375%	9/15/14	50	52
Wal-Mart Stores Inc.	4.250%	4/15/13	950	1,017
Wal-Mart Stores Inc.	4.550%	5/1/13	300	324
Wal-Mart Stores Inc.	3.200%	5/15/14	400	409
Walgreen Co.	4.875%	8/1/13	100	109
Walt Disney Co.	5.700%	7/15/11	275	293
Walt Disney Co.	6.375%	3/1/12	725	797
Walt Disney Co.	4.500%	12/15/13	575	622
Western Union Co.	5.400%	11/17/11	175	187
Western Union Co.	6.500%	2/26/14	475	537
Yum! Brands Inc.	8.875%	4/15/11	75	81
Yum! Brands Inc.	7.700%	7/1/12	150	168

Consumer Noncyclical (12.0%)
Abbott Laboratories	5.600%	5/15/11	275	291
Abbott Laboratories	5.150%	11/30/12	875	961
Altria Group Inc.	8.500%	11/10/13	325	383
AmerisourceBergen Corp.	5.625%	9/15/12	25	27
AmerisourceBergen Corp.	5.875%	9/15/15	200	222
Amgen Inc.	4.850%	11/18/14	600	653
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	150	172
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	725	748
AstraZeneca PLC	5.400%	9/15/12	1,025	1,123
AstraZeneca PLC	5.400%	6/1/14	100	111
Avon Products Inc.	5.625%	3/1/14	275	304
Biogen Idec Inc.	6.000%	3/1/13	25	27
Bottling Group LLC	6.950%	3/15/14	1,000	1,167
Bristol-Myers Squibb Co.	5.250%	8/15/13	600	663
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	550
CareFusion Corp.	5.125%	8/1/14	50	53
Clorox Co.	5.000%	3/1/13	950	1,028
Coca-Cola Co.	3.625%	3/15/14	150	157
Coca-Cola Enterprises Inc.	7.375%	3/3/14	125	147
Delhaize Group SA	5.875%	2/1/14	25	27
Diageo Capital PLC	5.200%	1/30/13	225	245
Diageo Capital PLC	7.375%	1/15/14	1,075	1,263
Diageo Finance BV	5.500%	4/1/13	100	110
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	825	827
Eli Lilly & Co.	3.550%	3/6/12	50	52
Eli Lilly & Co.	4.200%	3/6/14	600	638
Express Scripts Inc.	5.250%	6/15/12	475	509
Express Scripts Inc.	6.250%	6/15/14	100	112
Fortune Brands Inc.	3.000%	6/1/12	375	376
General Mills Inc.	6.000%	2/15/12	1,000	1,086
General Mills Inc.	5.650%	9/10/12	150	164

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	750	813
Hasbro Inc.	6.125%	5/15/14	25	28
HJ Heinz Finance Co.	6.000%	3/15/12	450	488
Hormel Foods Corp.	6.625%	6/1/11	150	160
Hospira Inc.	5.550%	3/30/12	25	27
Hospira Inc.	5.900%	6/15/14	25	27
Johnson & Johnson	5.150%	8/15/12	725	792
Kellogg Co.	5.125%	12/3/12	290	315
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	79
Kraft Foods Inc.	5.625%	11/1/11	750	797
Kraft Foods Inc.	6.250%	6/1/12	485	530
Kraft Foods Inc.	6.750%	2/19/14	125	142
Kroger Co.	6.750%	4/15/12	25	28
Kroger Co.	5.000%	4/15/13	875	938
Kroger Co.	7.500%	1/15/14	200	232
Life Technologies Corp.	4.400%	3/1/15	350	355
McKesson Corp.	6.500%	2/15/14	375	422
Medco Health Solutions Inc.	6.125%	3/15/13	50	55
Medtronic Inc.	4.500%	3/15/14	100	108
Merck & Co. Inc.	1.875%	6/30/11	775	786
Newell Rubbermaid Inc.	5.500%	4/15/13	200	212
Novartis Capital Corp.	4.125%	2/10/14	125	133
PepsiAmericas Inc.	5.625%	5/31/11	175	184
PepsiAmericas Inc.	4.875%	1/15/15	225	244
PepsiCo Inc.	5.150%	5/15/12	187	203
PepsiCo Inc.	4.650%	2/15/13	150	162
PepsiCo Inc.	3.750%	3/1/14	650	682
PepsiCo Inc.	3.100%	1/15/15	100	102
Pfizer Inc.	4.450%	3/15/12	550	586
Philip Morris International Inc.	6.875%	3/17/14	875	1,008
Procter & Gamble Co.	4.600%	1/15/14	425	459
Procter & Gamble International Funding SCA	1.350%	8/26/11	300	302
Reynolds American Inc.	7.250%	6/1/13	200	223
Safeway Inc.	6.250%	3/15/14	100	112
Sara Lee Corp.	6.250%	9/15/11	350	374
St. Jude Medical Inc.	3.750%	7/15/14	50	52
Stryker Corp.	3.000%	1/15/15	200	202
Sysco Corp.	4.200%	2/12/13	75	80
Thermo Fisher Scientific Inc.	3.250%	11/18/14	150	152
UST Inc.	6.625%	7/15/12	750	815
Whirlpool Corp.	5.500%	3/1/13	550	576
Wyeth	6.950%	3/15/11	500	533
Wyeth	5.500%	3/15/13	50	55
Wyeth	5.500%	2/1/14	625	695

Energy (6.0%)
Anadarko Finance Co.	6.750%	5/1/11	375	397
Apache Corp.	5.250%	4/15/13	150	164
BP Capital Markets PLC	3.125%	3/10/12	650	675
BP Capital Markets PLC	5.250%	11/7/13	850	937
BP Capital Markets PLC	3.625%	5/8/14	150	156
Burlington Resources Finance Co.	6.500%	12/1/11	350	383
Canadian Natural Resources Ltd.	6.700%	7/15/11	125	134
Cenovus Energy Inc.	4.500%	9/15/14	75	78
Chevron Corp.	3.450%	3/3/12	250	262
Chevron Corp.	3.950%	3/3/14	450	478

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Conoco Funding Co.	6.350%	10/15/11	525	568
ConocoPhillips	4.750%	2/1/14	800	863
Devon Energy Corp.	5.625%	1/15/14	150	165
Devon Financing Corp. ULC	6.875%	9/30/11	500	542
Devon OEI Operating Inc.	7.250%	10/1/11	400	436
EnCana Holdings Finance Corp.	5.800%	5/1/14	500	554
Husky Energy Inc.	5.900%	6/15/14	700	767
Kerr-McGee Corp.	6.875%	9/15/11	150	161
Marathon Oil Corp.	6.125%	3/15/12	125	135
Marathon Oil Corp.	6.500%	2/15/14	500	563
Murphy Oil Corp.	6.375%	5/1/12	250	270
Nexen Inc.	5.050%	11/20/13	375	404
Occidental Petroleum Corp.	7.000%	11/1/13	125	146
Shell International Finance BV	5.625%	6/27/11	175	186
Shell International Finance BV	1.300%	9/22/11	1,250	1,260
Shell International Finance BV	4.000%	3/21/14	375	395
Statoil ASA	2.900%	10/15/14	150	152
Total Capital SA	3.125%	10/2/15	100	100
Transocean Inc.	5.250%	3/15/13	550	593
Valero Energy Corp.	6.875%	4/15/12	325	356
Weatherford International Inc.	5.950%	6/15/12	855	924
XTO Energy Inc.	4.625%	6/15/13	150	162
XTO Energy Inc.	4.900%	2/1/14	1,125	1,220
XTO Energy Inc.	5.000%	1/31/15	25	27

Other Industrial (0.1%)
Yale University	2.900%	10/15/14	175	178

Technology (4.6%)
Adobe Systems Inc.	3.250%	2/1/15	375	377
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Computer Sciences Corp.	7.375%	6/15/11	175	188
Dell Inc.	3.375%	6/15/12	1,125	1,169
Dun & Bradstreet Corp.	6.000%	4/1/13	50	54
Electronic Data Systems LLC	6.000%	8/1/13	425	476
Fiserv Inc.	6.125%	11/20/12	75	82
Hewlett-Packard Co.	2.250%	5/27/11	1,175	1,195
Hewlett-Packard Co.	4.500%	3/1/13	1,175	1,262
IBM International Group Capital LLC	5.050%	10/22/12	800	871
International Business Machines Corp.	4.750%	11/29/12	125	136
International Business Machines Corp.	2.100%	5/6/13	1,100	1,109
International Business Machines Corp.	6.500%	10/15/13	125	144
Intuit Inc.	5.400%	3/15/12	175	187
Lexmark International Inc.	5.900%	6/1/13	150	159
Microsoft Corp.	2.950%	6/1/14	1,050	1,077
Oracle Corp.	4.950%	4/15/13	175	191
Oracle Corp.	3.750%	7/8/14	575	600
Tyco Electronics Group SA	6.000%	10/1/12	277	299
Xerox Corp.	6.875%	8/15/11	50	54
Xerox Corp.	5.500%	5/15/12	925	984
Xerox Corp.	5.650%	5/15/13	125	135
Xerox Corp.	4.250%	2/15/15	400	408

Transportation (1.7%)
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	300	323
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	100	109

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Canadian National Railway Co.	6.375%	10/15/11	375	406
CSX Corp.	6.750%	3/15/11	900	950
Ryder System Inc.	6.000%	3/1/13	150	161
Southwest Airlines Co.	10.500%	12/15/11	150	168
Union Pacific Corp.	6.500%	4/15/12	60	66
Union Pacific Corp.	5.450%	1/31/13	900	976
United Parcel Service Inc.	4.500%	1/15/13	400	431
United Parcel Service Inc.	3.875%	4/1/14	600	635
				122,403
Utilities (7.3%)
Electric (5.8%)
Alabama Power Co.	4.850%	12/15/12	200	217
Allegheny Energy Supply Co. LLC	8.250%	4/15/12	200	222
Appalachian Power Co.	5.650%	8/15/12	50	54
Carolina Power & Light Co.	5.125%	9/15/13	75	82
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	82
Commonwealth Edison Co.	5.400%	12/15/11	250	267
Commonwealth Edison Co.	6.150%	3/15/12	350	381
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	900	971
Consolidated Natural Gas Co.	5.000%	12/1/14	225	241
Consumers Energy Co.	5.375%	4/15/13	50	55
Dominion Resources Inc.	5.000%	3/15/13	200	215
Duke Energy Corp.	6.300%	2/1/14	650	725
Duke Energy Corp.	3.950%	9/15/14	575	596
FPL Group Capital Inc.	5.625%	9/1/11	800	850
Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	51
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	175	205
MidAmerican Energy Co.	5.650%	7/15/12	75	82
Midamerican Energy Holdings Co.	3.150%	7/15/12	475	490
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	900	997
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	325	357
Nevada Power Co.	8.250%	6/1/11	75	81
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	51
Nisource Finance Corp.	5.400%	7/15/14	600	639
Northeast Utilities	7.250%	4/1/12	125	137
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	8.000%	8/28/12	100	114
NSTAR Electric Co.	4.875%	10/15/12	50	54
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	675	733
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	574
Pacific Gas & Electric Co.	4.200%	3/1/11	875	904
Pacific Gas & Electric Co.	6.250%	12/1/13	310	351
PacifiCorp	6.900%	11/15/11	135	148
Peco Energy Co.	5.000%	10/1/14	25	27
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	5.400%	8/15/14	75	80
Progress Energy Inc.	7.100%	3/1/11	111	117
Progress Energy Inc.	6.850%	4/15/12	100	110
PSEG Power LLC	5.000%	4/1/14	100	105
PSEG Power LLC	5.500%	12/1/15	175	190
Public Service Co. of Colorado	7.875%	10/1/12	350	404
Southern California Edison Co.	5.750%	3/15/14	75	84
Southern California Edison Co.	4.150%	9/15/14	300	320
Southern Co.	5.300%	1/15/12	450	482
Southern Power Co.	6.250%	7/15/12	250	278
Tampa Electric Co.	6.875%	6/15/12	100	110

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
TransAlta Corp.	4.750%	1/15/15	300	312
Virginia Electric and Power Co.	5.100%	11/30/12	300	328
Wisconsin Energy Corp.	6.500%	4/1/11	175	185

Natural Gas (1.5%)
Atmos Energy Corp.	4.950%	10/15/14	105	112
CenterPoint Energy Resources Corp.	7.750%	2/15/11	300	318
Energy Transfer Partners LP	6.000%	7/1/13	340	370
Enterprise Products Operating LLC	7.625%	2/15/12	700	775
Enterprise Products Operating LLC	4.600%	8/1/12	100	106
Enterprise Products Operating LLC	9.750%	1/31/14	175	213
Kinder Morgan Energy Partners LP	6.750%	3/15/11	150	159
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	324
ONEOK Partners LP	5.900%	4/1/12	150	161
Plains All American Pipeline LP/PAA Finance Corp.	4.250%	9/1/12	525	548
Southern California Gas Co.	4.375%	1/15/11	250	258
Williams Partners LP	3.800%	2/15/15	400	403
				17,887
Total Corporate Bonds (Cost $239,687)				240,748

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund
(Cost $959)	0.163%		958,959	959
Total Investments (99.3%) (Cost $242,548)				243,609
Other Assets and Liabilities (0.7%)
Other Assets				10,337
Liabilities				(8,556
				1,781
Net Assets (100%)				245,390

Short-Term Corporate Bond Index Fund

At February 28, 2010, net assets consisted of:
Amount
($ 000)
Paid-in Capital	244,216
Undistributed Net Investment Income	58
Accumulated Net Realized Gains	55
Unrealized Appreciation (Depreciation)	1,061
Net Assets	245,390

Institutional Shares—Net Assets
Applicable to 2,213,371 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	55,923
Net Asset Value Per Share—Institutional Shares	$ 25.27

ETF Shares—Net Assets
Applicable to 2,500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	189,467
Net Asset Value Per Share—ETF Shares	$ 75.79

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest[2]	1,088
Total Income	1,088
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	10
Management and Administrative—ETF Shares	32
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	1
Custodian Fees	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	—
Total Expenses	48
Net Investment Income	1,040
Realized Net Gain (Loss)
Investment Securities Sold	59
Futures Contracts	(4)
Realized Net Gain (Loss)	55
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,061
Net Increase (Decrease) in Net Assets Resulting from Operations	2,156

1 Inception.
2 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,040
Realized Net Gain (Loss)	55
Change in Unrealized Appreciation (Depreciation)	1,061
Net Increase (Decrease) in Net Assets Resulting from Operations	2,156
Distributions
Net Investment Income
Institutional Shares	(305)
ETF Shares	(677)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(982)
Capital Share Transactions
Institutional Shares	55,472
ETF Shares	188,744
Net Increase (Decrease) from Capital Share Transactions	244,216
Total Increase (Decrease)	245,390
Net Assets
Beginning of Period	—
End of Period[2]	245,390

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $58,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 25.02
Investment Operations
Net Investment Income	.189[2]
Net Realized and Unrealized Gain (Loss) on Investments	.204
Total from Investment Operations	.393
Distributions
Dividends from Net Investment Income	(.143)
Distributions from Realized Capital Gains	—
Total Distributions	(.143)
Net Asset Value, End of Period	$ 25.27

Total Return[3]	1.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 56
Ratio of Total Expenses to Average Net Assets	0.09[4]
Ratio of Net Investment Income to Average Net Assets	2.78[4]
Portfolio Turnover Rate[5]	125%[4]

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 75.05
Investment Operations
Net Investment Income	.584[2]
Net Realized and Unrealized Gain (Loss) on Investments	.579
Total from Investment Operations	1.163
Distributions
Dividends from Net Investment Income	(.423)
Distributions from Realized Capital Gains	—
Total Distributions	(.423)
Net Asset Value, End of Period	$ 75.79

Total Return	1.55%	%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 189
Ratio of Total Expenses to Average Net Assets	0.15[3]
Ratio of Net Investment Income to Average Net Assets	2.72[3]
Portfolio Turnover Rate[4]	125%[3]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Signal Shares as of February 28, 2010. Institutional Shares were first issued on November 19, 2009, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Short-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $40,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	--	1,902	--
Corporate Bonds	--	240,748	--
Temporary Cash Investments	959	--	--
Total	959	242,650	--

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $242,548,000. Net unrealized appreciation of investment securities for tax purposes was $1,061,000, consisting of unrealized gains of $1,158,000 on securities that had risen in value since their purchase and $97,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Corporate Bond Index Fund

E. During the period ended February 28, 2010, the fund purchased $247,319,000 of investment securities and sold $13,422,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $39,426,000 and $37,533,000, respectively.

F. Capital share transactions for each class of shares were:

	November 19, 2009[1] to
	February 28, 2010
	Amount	Shares
	($ 000)	(000)
Institutional Shares
Issued	55,167	2,201
Issued in Lieu of Cash Distributions	305	12
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	55,472	2,213
ETF Shares
Issued	188,744	2,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	188,744	2,500
1 Inception.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	322	1,218	8,302
Yield[3]		5.0%	3.4%
Institutional Shares	4.9%
ETF Shares	4.8%
Yield to Maturity	4.9%[4]	5.0%	3.4%
Average Coupon	6.1%	6.1%	4.6%
Average Effective
Maturity	7.7 years	7.7 years	6.8 years
Average Quality[5]	A2	A2	Aa1
Average Duration	6.2 years	6.3 years	4.5 years
Expense Ratio[6]		—	—
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.3%	—	—

Sector Diversification[7] (% of portfolio)

Finance	37.2%
Industrial	51.0
Treasury/Agency	0.4
Utilities	11.1
Other	0.3

Distribution by Credit Quality[5] (% of portfolio)

Aaa	1.0%
Aa	12.3
A	44.8
Baa	41.9

Distribution by Maturity (% of portfolio)

Under 1 Year	0.3%
1–5 Years	2.2
5–10 Years	97.0
10–20 Years	0.5

1 Barclays Capital U.S. 5–10 Year Corporate Bond Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratios shown are from the prospectuses dated November 19, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratios were 0.09% for Institutional Shares and 0.15% for ETF Shares.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	0.8%	1.1%	1.9%	2.4%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Institutional Shares	11/19/2009	–0.72%	0.55%	–0.17%
Fee-Adjusted Returns[2]		–1.22	0.56	–0.66
ETF Shares	11/19/2009
Market Price		—	—	0.55
Net Asset Value		–0.71	0.55	–0.16

1 Barclays Capital U.S. 5–10 Year Corporate Bond Index.
2 Performance figures are adjusted for the 0.50% transaction fee on purchases.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond	5.000%	2/15/11	85	89
	United States Treasury Note/Bond	4.125%	5/15/15	15	16
	United States Treasury Note/Bond	3.000%	2/28/17	700	698
Total U.S. Government and Agency Obligations (Cost $803)					803
Corporate Bonds (97.8%)
Finance (36.6%)
	Banking (24.6%)
	American Express Co.	6.150%	8/28/17	175	188
	American Express Co.	7.000%	3/19/18	850	951
1	American Express Co.	6.800%	9/1/66	100	94
	Bank of America Corp.	4.750%	8/1/15	500	506
	Bank of America Corp.	6.500%	8/1/16	300	323
	Bank of America Corp.	6.000%	9/1/17	200	205
	Bank of America Corp.	5.750%	12/1/17	250	252
	Bank of America Corp.	5.650%	5/1/18	400	399
	Bank of America NA	5.300%	3/15/17	1,000	985
	Bank of New York Mellon Corp.	4.950%	3/15/15	250	269
	Barclays Bank PLC	5.000%	9/22/16	800	813
	BB&T Corp.	6.850%	4/30/19	250	283
	Bear Stearns Cos. LLC	6.400%	10/2/17	200	220
	Bear Stearns Cos. LLC	7.250%	2/1/18	275	318
	Capital One Bank USA NA	8.800%	7/15/19	575	692
	Capital One Financial Corp.	6.150%	9/1/16	225	231
	Citigroup Inc.	5.850%	8/2/16	300	302
	Citigroup Inc.	5.500%	2/15/17	200	195
	Citigroup Inc.	6.000%	8/15/17	850	852
	Citigroup Inc.	6.125%	11/21/17	300	304
	Citigroup Inc.	6.125%	5/15/18	275	276
	Citigroup Inc.	8.500%	5/22/19	250	288
	Comerica Bank	5.200%	8/22/17	150	145
	Credit Suisse	6.000%	2/15/18	775	815
	Credit Suisse	5.300%	8/13/19	100	103
	Credit Suisse USA Inc.	4.875%	1/15/15	275	295
	Deutsche Bank AG	6.000%	9/1/17	675	743
	Discover Bank	8.700%	11/18/19	300	323
	Fifth Third Bancorp	5.450%	1/15/17	450	440
1	Fifth Third Capital Trust IV	6.500%	4/15/67	125	99
	Goldman Sachs Group Inc.	5.625%	1/15/17	875	891

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Goldman Sachs Group Inc.	5.950%	1/18/18	175	183
Goldman Sachs Group Inc.	6.150%	4/1/18	400	423
Goldman Sachs Group Inc.	7.500%	2/15/19	635	727
JPMorgan Chase & Co.	3.700%	1/20/15	50	50
JPMorgan Chase & Co.	4.750%	3/1/15	150	159
JPMorgan Chase & Co.	6.125%	6/27/17	800	856
JPMorgan Chase & Co.	6.000%	1/15/18	250	270
JPMorgan Chase Bank NA	5.875%	6/13/16	200	214
JPMorgan Chase Bank NA	6.000%	10/1/17	585	626
Merrill Lynch & Co. Inc.	5.000%	1/15/15	200	204
Merrill Lynch & Co. Inc.	6.050%	5/16/16	375	379
Merrill Lynch & Co. Inc.	5.700%	5/2/17	400	392
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,000	1,058
Morgan Stanley	6.000%	4/28/15	625	666
Morgan Stanley	5.450%	1/9/17	125	127
Morgan Stanley	5.550%	4/27/17	900	915
Morgan Stanley	5.950%	12/28/17	175	181
Morgan Stanley	6.625%	4/1/18	225	239
Morgan Stanley	7.300%	5/13/19	350	386
Morgan Stanley	5.500%	1/26/20	600	586
PNC Funding Corp.	4.250%	9/21/15	825	842
PNC Funding Corp.	5.125%	2/8/20	225	228
Regions Bank	7.500%	5/15/18	125	123
Royal Bank of Scotland Group PLC	6.400%	10/21/19	475	476
SunTrust Banks Inc.	6.000%	9/11/17	375	380
UBS AG	5.750%	4/25/18	650	668
Wachovia Bank NA	5.600%	3/15/16	275	288
Wachovia Corp.	5.625%	10/15/16	400	414
Wachovia Corp.	5.750%	6/15/17	225	238
Wells Fargo Bank NA	5.750%	5/16/16	525	552
Westpac Banking Corp.	4.200%	2/27/15	750	772

Brokerage (0.7%)
BlackRock Inc.	6.250%	9/15/17	200	220
Jefferies Group Inc.	8.500%	7/15/19	300	332
Lazard Group LLC	6.850%	6/15/17	200	203

Finance Companies (3.2%)
Discover Financial Services	10.250%	7/15/19	50	59
General Electric Capital Corp.	4.375%	9/21/15	100	103
General Electric Capital Corp.	5.625%	9/15/17	685	713
General Electric Capital Corp.	5.625%	5/1/18	225	231
General Electric Capital Corp.	6.000%	8/7/19	1,000	1,039
1 General Electric Capital Corp.	6.375%	11/15/67	150	135
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	84
HSBC Finance Corp.	5.500%	1/19/16	775	818
SLM Corp.	5.000%	4/15/15	200	177
SLM Corp.	8.450%	6/15/18	100	98

Insurance (5.9%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	214
Aetna Inc.	6.000%	6/15/16	50	55
Allstate Corp.	7.450%	5/16/19	125	146
American International Group Inc.	5.050%	10/1/15	250	208
American International Group Inc.	5.850%	1/16/18	350	282
American International Group Inc.	8.250%	8/15/18	450	412

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	175	186
Chubb Corp.	5.750%	5/15/18	225	245
Genworth Financial Inc.	8.625%	12/15/16	50	52
Genworth Financial Inc.	6.515%	5/22/18	100	92
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	103
Lincoln National Corp.	8.750%	7/1/19	150	182
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	250	267
MetLife Inc.	6.750%	6/1/16	450	499
MetLife Inc.	7.717%	2/15/19	145	168
1 Progressive Corp.	6.700%	6/15/37	75	70
Protective Life Corp.	7.375%	10/15/19	100	105
Prudential Financial Inc.	4.750%	9/17/15	600	623
1 Prudential Financial Inc.	8.875%	6/15/38	175	187
1 Reinsurance Group of America Inc.	6.750%	12/15/65	175	158
Travelers Cos. Inc.	5.900%	6/2/19	825	897
UnitedHealth Group Inc.	5.375%	3/15/16	300	318
UnitedHealth Group Inc.	6.000%	2/15/18	500	540
WellPoint Inc.	5.250%	1/15/16	175	187
Willis North America Inc.	7.000%	9/29/19	150	157

Real Estate Investment Trusts (2.2%)
Boston Properties LP	5.875%	10/15/19	450	466
Duke Realty LP	7.375%	2/15/15	175	189
ERP Operating LP	5.750%	6/15/17	200	207
HCP Inc.	6.700%	1/30/18	150	150
Health Care REIT Inc.	6.200%	6/1/16	275	278
Kimco Realty Corp.	6.875%	10/1/19	100	106
ProLogis	7.375%	10/30/19	450	463
Simon Property Group LP	10.350%	4/1/19	200	255
Simon Property Group LP	5.650%	2/1/20	200	198
				39,299
Industrial (50.4%)
Basic Industry (5.8%)
Alcoa Inc.	6.750%	7/15/18	200	199
ArcelorMittal	6.125%	6/1/18	500	515
ArcelorMittal	9.850%	6/1/19	175	220
Barrick North America Finance LLC	6.800%	9/15/18	450	512
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	229
Dow Chemical Co.	5.900%	2/15/15	500	540
Dow Chemical Co.	8.550%	5/15/19	250	301
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	249
EI du Pont de Nemours & Co.	4.625%	1/15/20	100	100
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	100	109
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	655	709
International Paper Co.	7.950%	6/15/18	100	116
International Paper Co.	9.375%	5/15/19	175	218
Newmont Mining Corp.	5.125%	10/1/19	150	151
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	200	203
PPG Industries Inc.	6.650%	3/15/18	400	448
Praxair Inc.	3.250%	9/15/15	200	202
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	125	140
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	175	227
Vale Overseas Ltd.	5.625%	9/15/19	875	885

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Capital Goods (5.4%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	198
Allied Waste North America Inc.	7.125%	5/15/16	400	432
Allied Waste North America Inc.	6.875%	6/1/17	200	216
Boeing Co.	6.000%	3/15/19	225	249
Caterpillar Inc.	5.700%	8/15/16	150	166
Caterpillar Inc.	7.900%	12/15/18	200	246
CRH America Inc.	6.000%	9/30/16	200	214
Danaher Corp.	5.400%	3/1/19	475	511
Deere & Co.	4.375%	10/16/19	450	448
General Electric Co.	5.250%	12/6/17	650	681
Honeywell International Inc.	5.300%	3/1/18	200	215
Illinois Tool Works Inc.	6.250%	4/1/19	25	28
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	175	199
John Deere Capital Corp.	5.350%	4/3/18	100	107
L-3 Communications Corp.	5.200%	10/15/19	100	100
Lockheed Martin Corp.	4.250%	11/15/19	100	98
Owens Corning	6.500%	12/1/16	100	103
Raytheon Co.	4.400%	2/15/20	125	125
Roper Industries Inc.	6.250%	9/1/19	200	214
Tyco International Finance SA	8.500%	1/15/19	375	468
United Technologies Corp.	4.875%	5/1/15	400	438
United Technologies Corp.	6.125%	2/1/19	225	253
Waste Management Inc.	6.100%	3/15/18	125	135

Communication (8.9%)
American Tower Corp.	7.000%	10/15/17	600	669
AT&T Inc.	5.500%	2/1/18	175	185
AT&T Inc.	5.800%	2/15/19	675	720
British Telecommunications PLC	5.950%	1/15/18	200	207
Cellco Partnership/Verizon Wireless Capital LLC	8.500%	11/15/18	200	252
Comcast Corp.	6.500%	1/15/17	1,025	1,141
Comcast Corp.	6.300%	11/15/17	200	221
Deutsche Telekom International Finance BV	6.750%	8/20/18	450	505
DirecTV Holdings LLC/DirecTV Financing Co. Inc.	7.625%	5/15/16	300	328
Embarq Corp.	7.082%	6/1/16	200	221
News America Inc.	6.900%	3/1/19	275	315
Qwest Corp.	8.375%	5/1/16	300	329
Rogers Communications Inc.	6.800%	8/15/18	200	226
RR Donnelley & Sons Co.	6.125%	1/15/17	200	200
Telecom Italia Capital SA	5.250%	10/1/15	600	629
Telecom Italia Capital SA	6.999%	6/4/18	175	193
Telefonica Emisiones SAU	5.877%	7/15/19	310	327
Thomson Reuters Corp.	6.500%	7/15/18	150	169
Time Warner Cable Inc.	5.850%	5/1/17	125	134
Time Warner Cable Inc.	6.750%	7/1/18	525	585
Time Warner Cable Inc.	8.250%	4/1/19	300	364
Verizon Communications Inc.	5.500%	2/15/18	400	419
Verizon Communications Inc.	6.100%	4/15/18	200	218
Verizon Communications Inc.	8.750%	11/1/18	425	535
Vodafone Group PLC	5.750%	3/15/16	175	192
Vodafone Group PLC	5.625%	2/27/17	225	242

Consumer Cyclical (4.2%)
Costco Wholesale Corp.	5.500%	3/15/17	450	497
CVS Caremark Corp.	5.750%	6/1/17	675	724

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Darden Restaurants Inc.	6.200%	10/15/17	300	326
Home Depot Inc.	5.400%	3/1/16	250	268
Lowe’s Cos. Inc.	5.000%	10/15/15	400	443
McDonald’s Corp.	5.350%	3/1/18	100	109
Target Corp.	5.875%	7/15/16	200	225
Time Warner Inc.	5.875%	11/15/16	175	192
Viacom Inc.	6.250%	4/30/16	625	694
Wal-Mart Stores Inc.	5.375%	4/5/17	200	219
Wal-Mart Stores Inc.	5.800%	2/15/18	100	112
Walt Disney Co.	5.625%	9/15/16	150	166
Western Union Co.	5.930%	10/1/16	300	330
Yum! Brands Inc.	6.250%	3/15/18	150	165

Consumer Noncyclical (13.1%)
Abbott Laboratories	5.875%	5/15/16	125	141
Abbott Laboratories	5.125%	4/1/19	550	582
Altria Group Inc.	9.700%	11/10/18	350	439
AmerisourceBergen Corp.	5.875%	9/15/15	150	166
Amgen Inc.	5.850%	6/1/17	225	248
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	200	212
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	175	183
AstraZeneca PLC	5.900%	9/15/17	100	113
Baxter International Inc.	5.900%	9/1/16	175	197
Bottling Group LLC	5.500%	4/1/16	175	195
Bottling Group LLC	5.125%	1/15/19	500	526
Coca-Cola Co.	5.350%	11/15/17	300	329
Coca-Cola Enterprises Inc.	4.250%	3/1/15	600	638
Covidien International Finance SA	6.000%	10/15/17	200	220
Diageo Capital PLC	5.500%	9/30/16	200	218
Diageo Finance BV	5.300%	10/28/15	400	444
Eli Lilly & Co.	5.200%	3/15/17	450	487
Fortune Brands Inc.	5.375%	1/15/16	150	154
General Mills Inc.	5.700%	2/15/17	250	273
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	375	409
Johnson & Johnson	5.550%	8/15/17	175	196
Kellogg Co.	4.150%	11/15/19	175	172
Kimberly-Clark Corp.	7.500%	11/1/18	200	246
Koninklijke Philips Electronics NV	5.750%	3/11/18	600	641
Kraft Foods Inc.	4.125%	2/9/16	400	407
Kraft Foods Inc.	6.125%	2/1/18	375	410
Kraft Foods Inc.	5.375%	2/10/20	475	489
Kroger Co.	3.900%	10/1/15	200	203
Life Technologies Corp.	6.000%	3/1/20	125	128
Medco Health Solutions Inc.	7.125%	3/15/18	200	229
Merck & Co. Inc.	4.000%	6/30/15	250	265
Merck & Co. Inc.	6.000%	9/15/17	400	454
Novartis Securities Investment Ltd.	5.125%	2/10/19	200	210
PepsiCo Inc.	7.900%	11/1/18	200	249
Pfizer Inc.	6.200%	3/15/19	500	562
Philip Morris International Inc.	5.650%	5/16/18	675	727
Procter & Gamble Co.	4.700%	2/15/19	495	512
Quest Diagnostics Inc.	4.750%	1/30/20	500	495
Reynolds American Inc.	7.625%	6/1/16	225	253
Safeway Inc.	5.000%	8/15/19	125	126
Stryker Corp.	4.375%	1/15/20	100	100
Sysco Corp.	5.250%	2/12/18	150	160
Wyeth	5.450%	4/1/17	600	656

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Energy (6.3%)
Anadarko Petroleum Corp.	5.950%	9/15/16	275	300
BP Capital Markets PLC	3.875%	3/10/15	175	182
Canadian Natural Resources Ltd.	5.700%	5/15/17	175	188
Cenovus Energy Inc.	5.700%	10/15/19	100	106
Chevron Corp.	4.950%	3/3/19	400	422
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	700	778
EnCana Corp.	5.900%	12/1/17	175	191
EOG Resources Inc.	5.625%	6/1/19	150	163
Halliburton Co.	6.150%	9/15/19	150	169
Hess Corp.	8.125%	2/15/19	175	213
Husky Energy Inc.	7.250%	12/15/19	200	233
Marathon Oil Corp.	5.900%	3/15/18	175	185
Nabors Industries Inc.	9.250%	1/15/19	150	188
Shell International Finance BV	4.300%	9/22/19	775	768
Statoil ASA	5.250%	4/15/19	375	394
Suncor Energy Inc.	6.100%	6/1/18	200	217
Talisman Energy Inc.	7.750%	6/1/19	300	356
Total Capital SA	3.125%	10/2/15	175	174
Transocean Inc.	6.000%	3/15/18	500	539
Valero Energy Corp.	9.375%	3/15/19	200	240
Weatherford International Ltd.	9.625%	3/1/19	300	381
XTO Energy Inc.	6.500%	12/15/18	375	436

Technology (4.6%)
Adobe Systems Inc.	4.750%	2/1/20	50	49
Cisco Systems Inc.	4.950%	2/15/19	850	887
Cisco Systems Inc.	4.450%	1/15/20	300	298
Computer Sciences Corp.	6.500%	3/15/18	100	111
Dell Inc.	5.875%	6/15/19	200	216
Hewlett-Packard Co.	5.400%	3/1/17	300	326
International Business Machines Corp.	7.625%	10/15/18	575	710
Microsoft Corp.	4.200%	6/1/19	125	127
Nokia Oyj	5.375%	5/15/19	500	522
Oracle Corp.	5.250%	1/15/16	400	443
Oracle Corp.	5.750%	4/15/18	300	330
Pitney Bowes Inc.	4.750%	1/15/16	500	526
Xerox Corp.	6.400%	3/15/16	325	359

Transportation (2.1%)
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	150	161
Burlington Northern Santa Fe Corp.	5.750%	3/15/18	500	536
Continental Airlines Inc.	7.250%	11/10/19	200	208
CSX Corp.	6.250%	4/1/15	450	504
CSX Corp.	7.375%	2/1/19	150	175
Norfolk Southern Corp.	5.750%	1/15/16	100	110
Norfolk Southern Corp.	5.900%	6/15/19	100	110
Ryder System Inc.	5.850%	11/1/16	100	105
Union Pacific Corp.	7.875%	1/15/19	175	213
United Parcel Service Inc.	5.500%	1/15/18	150	164
				54,190
Utilities (10.8%)
Electric (7.3%)
Ameren Energy Generating Co.	7.000%	4/15/18	325	349
Appalachian Power Co.	7.950%	1/15/20	175	214
Atlantic City Electric Co.	7.750%	11/15/18	75	90

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Carolina Power & Light Co.	5.300%	1/15/19	100	105
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	236
Consumers Energy Co.	6.125%	3/15/19	25	27
Consumers Energy Co.	6.700%	9/15/19	125	142
Dominion Resources Inc.	8.875%	1/15/19	250	319
Dominion Resources Inc.	5.200%	8/15/19	600	617
Duke Energy Carolinas LLC	7.000%	11/15/18	200	238
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	161
Exelon Corp.	4.900%	6/15/15	400	420
Exelon Generation Co. LLC	6.200%	10/1/17	275	303
FirstEnergy Solutions Corp.	4.800%	2/15/15	225	235
Florida Power Corp.	5.650%	6/15/18	225	243
FPL Group Capital Inc.	6.000%	3/1/19	200	216
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,150	1,217
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	175	235
Nevada Power Co.	7.125%	3/15/19	150	170
Nisource Finance Corp.	10.750%	3/15/16	175	223
Nisource Finance Corp.	6.400%	3/15/18	300	321
Northern States Power Co.	5.250%	3/1/18	150	159
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	535
Pacific Gas & Electric Co.	8.250%	10/15/18	175	216
Southern California Edison Co.	5.500%	8/15/18	100	108
Southern Power Co.	4.875%	7/15/15	525	565
Union Electric Co.	6.700%	2/1/19	200	225

Natural Gas (3.5%)
Enbridge Energy Partners LP	9.875%	3/1/19	300	392
Energy Transfer Partners LP	9.700%	3/15/19	200	252
Energy Transfer Partners LP	9.000%	4/15/19	400	491
Enterprise Products Operating LLC	6.300%	9/15/17	250	276
Enterprise Products Operating LLC	6.500%	1/31/19	500	551
Kinder Morgan Energy Partners LP	9.000%	2/1/19	175	221
National Grid PLC	6.300%	8/1/16	200	223
ONEOK Partners LP	8.625%	3/1/19	475	592
Plains All American Pipeline LP/PAA Finance Corp.	6.500%	5/1/18	150	164
Sempra Energy	9.800%	2/15/19	150	194
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	250	234
Williams Partners LP	5.250%	3/15/20	125	127
				11,606
Total Corporate Bonds (Cost $104,649)				105,095

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund
(Cost $462)	0.163%		461,734	462
Total Investments (99.0%) (Cost $105,914)				106,360
Other Assets and Liabilities (1.0%)
Other Assets				3,387
Liabilities				(2,276
				1,111
Net Assets (100%)				107,471

Intermediate-Term Corporate Bond Index Fund

At February 28, 2010, net assets consisted of:
Amount
($ 000)
Paid-in Capital	107,020
Undistributed Net Investment Income	38
Accumulated Net Realized Losses	(33)
Unrealized Appreciation (Depreciation)	446
Net Assets	107,471

Institutional Shares—Net Assets
Applicable to 369,424 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,302
Net Asset Value Per Share—Institutional Shares	$ 25.18

ETF Shares—Net Assets
Applicable to 1,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	98,169
Net Asset Value Per Share—ETF Shares	$ 75.51

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest	823
Total Income	823
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	20
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	1
Custodian Fees	1
Total Expenses	23
Net Investment Income	800
Realized Net Gain (Loss) on Investment Securities Sold	(33)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	800
Realized Net Gain (Loss)	(33)
Change in Unrealized Appreciation (Depreciation)	446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213
Distributions
Net Investment Income
Institutional Shares	(81)
ETF Shares	(681)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(762)
Capital Share Transactions
Institutional Shares	9,290
ETF Shares	97,730
Net Increase (Decrease) from Capital Share Transactions	107,020
Total Increase (Decrease)	107,471
Net Assets
Beginning of Period	—
End of Period[2]	107,471

1	Inception.
2	Net Assets—End of Period includes undistributed net investment income of $38,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$24.97
Investment Operations
Net Investment Income	.337[2]
Net Realized and Unrealized Gain (Loss) on Investments	.157
Total from Investment Operations	.494
Distributions
Dividends from Net Investment Income	(.284)
Distributions from Realized Capital Gains	—
Total Distributions	(.284)
Net Asset Value, End of Period	$25.18

Total Return[3]	1.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9
Ratio of Total Expenses to Average Net Assets	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	4.88%[4]
Portfolio Turnover Rate[5]	132%[4]

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 0.50% transaction fee on purchases.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 74.90
Investment Operations
Net Investment Income	.960[2]
Net Realized and Unrealized Gain (Loss) on Investments	.489
Total from Investment Operations	1.449
Distributions
Dividends from Net Investment Income	(.839)
Distributions from Realized Capital Gains	—
Total Distributions	(.839)
Net Asset Value, End of Period	$ 75.51

Total Return	1.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 98
Ratio of Total Expenses to Average Net Assets	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.82%[3]
Portfolio Turnover Rate[4]	132%[3]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares are designed for institutional investors who meet certain administrative, service, and account size criteria. The fund has not issued any Signal Shares as of February 28, 2010. Institutional Shares were first issued on November 19, 2009, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Intermediate-Term Corporate Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $16,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	—	803	—
Corporate Bonds	—	105,095	—
Temporary Cash Investments	462	—	—
Total	462	105,898	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $105,914,000. Net unrealized appreciation of investment securities for tax purposes was $446,000, consisting of unrealized gains of $764,000 on securities that had risen in value since their purchase and $318,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2010, the fund purchased $115,649,000 of investment securities and sold $10,836,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,920,000 and $13,146,000, respectively.

Intermediate-Term Corporate Bond Index Fund

F. Capital share transactions for each class of shares were:

	November 19, 2009[1] to
	February 28, 2010
	Amount	Shares
	($ 000)	(000)
Institutional Shares
Issued	9,209	366
Issued in Lieu of Cash Distributions	81	3
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	9,290	369
ETF Shares
Issued	97,730	1,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	97,730	1,300
1 Inception.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	227	932	8,302
Yield[3]		6.2%	3.4%
Signal Shares	6.0%
Institutional Shares	6.1%
ETF Shares	6.0%
Yield to Maturity	6.1%[4]	6.2%	3.4%
Average Coupon	6.7%	6.7%	4.6%
Average Effective
Maturity	24.6 years	24.7 years	6.8 years
Average Quality[5]	A2	A2	Aa1
Average Duration	12.2 years	12.2 years	4.5 years
Expense Ratio[6]		—	—
Signal Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	1.0%	—	—

Sector Diversification[7] (% of portfolio)

Finance	21.8%
Industrial	60.9
Treasury/Agency	0.1
Utilities	16.2
Other	1.0

Distribution by Credit Quality[5] (% of portfolio)

Aaa	1.4%
Aa	12.6
A	43.9
Baa	42.1

Distribution by Maturity (% of portfolio)

Under 1 Year	1.0%
1–5 Years	0.0
5–10 Years	2.0
10–20 Years	16.8
20–30 Years	79.8
Over 30 Years	0.4

1 Barclays Capital U.S. 10+ Year Corporate Bond Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
4 Before expenses.
5 Moody’s Investors Service.
6 The expense ratios shown are from the prospectuses dated November 19, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratios were 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.
7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

		ETF Shares Net Asset Value		Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	–0.7%	1.5%	0.8%	1.5%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Institutional Shares	11/19/2009	–1.25%	0.68%	–0.57%
Fee-Adjusted Returns[2]		–2.23	0.67	–1.56
ETF Shares	11/19/2009
Market Price		—	—	–0.27
Net Asset Value		–1.25	0.67	–0.58

1 Barclays Capital U.S. 10+ Year Corporate Bond Index.
2 Performance figures are adjusted for the 1% transaction fee on purchases.
For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your
ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’
market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond (Cost $30)	6.250%	8/15/23	25	30
Corporate Bonds (97.7%)
Finance (21.5%)
Banking (12.6%)
American Express Co.	8.150%	3/19/38	100	126
1 BB&T Capital Trust IV	6.820%	6/12/57	175	156
Capital One Capital III	7.686%	8/15/36	200	187
Capital One Capital V	10.250%	8/15/39	100	114
Citigroup Inc.	6.125%	8/25/36	200	172
Citigroup Inc.	6.875%	3/5/38	250	246
Citigroup Inc.	8.125%	7/15/39	375	424
Credit Suisse USA Inc.	7.125%	7/15/32	100	115
Fifth Third Bancorp	8.250%	3/1/38	100	103
Goldman Sachs Group Inc.	5.950%	1/15/27	250	232
Goldman Sachs Group Inc.	6.125%	2/15/33	75	75
Goldman Sachs Group Inc.	6.450%	5/1/36	200	186
Goldman Sachs Group Inc.	6.750%	10/1/37	450	435
HSBC Holdings PLC	6.500%	5/2/36	225	230
HSBC Holdings PLC	6.500%	9/15/37	225	230
HSBC Holdings PLC	6.800%	6/1/38	200	212
JP Morgan Chase Capital XX	6.550%	9/29/36	75	69
JP Morgan Chase Capital XXII	6.450%	2/2/37	175	159
JPMorgan Chase & Co.	6.400%	5/15/38	430	463
JPMorgan Chase Bank NA	6.000%	10/1/17	150	161
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	352
Merrill Lynch & Co. Inc.	7.750%	5/14/38	250	269
Morgan Stanley	6.250%	8/9/26	200	203
Regions Financial Corp.	7.375%	12/10/37	100	85
Wachovia Bank NA	5.850%	2/1/37	100	93
Wachovia Bank NA	6.600%	1/15/38	300	307
Wells Fargo Capital X	5.950%	12/15/36	300	277

Brokerage (0.2%)
Jefferies Group Inc.	6.250%	1/15/36	100	84

Finance Companies (3.3%)
General Electric Capital Corp.	5.550%	5/4/20	250	253
General Electric Capital Corp.	5.550%	1/5/26	250	228

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
General Electric Capital Corp.	6.750%	3/15/32	300	307
General Electric Capital Corp.	6.150%	8/7/37	175	168
General Electric Capital Corp.	5.875%	1/14/38	525	486
SLM Corp.	5.625%	8/1/33	100	76

Insurance (5.4%)
ACE INA Holdings Inc.	6.700%	5/15/36	100	114
Aetna Inc.	6.750%	12/15/37	110	120
Aflac Inc.	6.900%	12/17/39	100	99
Allstate Corp.	5.550%	5/9/35	100	96
1 Allstate Corp.	6.500%	5/15/57	100	94
American International Group Inc.	6.250%	5/1/36	90	66
AXA SA	8.600%	12/15/30	150	178
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	50	50
Chubb Corp.	6.000%	5/11/37	175	181
Lincoln National Corp.	6.150%	4/7/36	125	119
MetLife Inc.	6.400%	12/15/36	210	178
Protective Life Corp.	8.450%	10/15/39	100	100
Prudential Financial Inc.	5.750%	7/15/33	200	190
Transatlantic Holdings Inc.	8.000%	11/30/39	75	75
Travelers Cos. Inc.	6.250%	6/15/37	175	184
UnitedHealth Group Inc.	6.875%	2/15/38	250	274
Validus Holdings Ltd.	8.875%	1/26/40	35	35
WellPoint Inc.	6.375%	6/15/37	200	210
XL Capital Ltd.	6.250%	5/15/27	100	93
				9,739
Industrial (59.8%)
Basic Industry (4.1%)
Alcoa Inc.	5.900%	2/1/27	150	129
Alcoa Inc.	6.750%	1/15/28	100	89
ArcelorMittal	7.000%	10/15/39	90	89
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	50	49
Dow Chemical Co.	9.400%	5/15/39	150	197
International Paper Co.	7.500%	8/15/21	175	198
Monsanto Co.	5.875%	4/15/38	100	103
Newmont Mining Corp.	6.250%	10/1/39	150	149
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	200
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	200	227
Southern Copper Corp.	7.500%	7/27/35	100	102
Vale Overseas Ltd.	6.875%	11/21/36	250	252
Vale Overseas Ltd.	6.875%	11/10/39	55	56

Capital Goods (4.8%)
Boeing Co.	6.875%	3/15/39	225	263
Caterpillar Inc.	6.050%	8/15/36	175	186
Deere & Co.	5.375%	10/16/29	175	175
Honeywell International Inc.	5.700%	3/15/37	125	126
Lafarge SA	7.125%	7/15/36	125	130
Lockheed Martin Corp.	8.500%	12/1/29	200	263
Northrop Grumman Systems Corp.	7.750%	2/15/31	100	123
Republic Services Inc.	5.250%	11/15/21	75	75
Tyco International Ltd./
Tyco International Finance SA	6.875%	1/15/21	175	202
United Technologies Corp.	4.500%	4/15/20	50	50
United Technologies Corp.	7.500%	9/15/29	250	307

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
United Technologies Corp.	5.700%	4/15/40	125	126
Waste Management Inc.	6.125%	11/30/39	150	150

Communication (15.6%)
Alltel Corp.	7.875%	7/1/32	100	120
AT&T Inc.	6.150%	9/15/34	150	148
AT&T Inc.	6.800%	5/15/36	300	320
AT&T Inc.	6.500%	9/1/37	350	361
AT&T Inc.	6.300%	1/15/38	350	354
AT&T Inc.	6.400%	5/15/38	275	283
British Telecommunications PLC	9.625%	12/15/30	150	188
CBS Corp.	7.875%	7/30/30	150	160
Comcast Corp.	5.650%	6/15/35	25	23
Comcast Corp.	6.450%	3/15/37	175	178
Comcast Corp.	6.950%	8/15/37	325	349
Comcast Corp.	6.400%	5/15/38	150	151
Deutsche Telekom International Finance BV	8.750%	6/15/30	250	315
Embarq Corp.	7.995%	6/1/36	225	240
France Telecom SA	8.500%	3/1/31	200	263
Grupo Televisa SA	6.625%	1/15/40	125	123
Koninklijke KPN NV	8.375%	10/1/30	100	124
New Cingular Wireless Services Inc.	8.750%	3/1/31	275	353
News America Inc.	6.400%	12/15/35	300	311
News America Inc.	6.150%	3/1/37	250	251
Telecom Italia Capital SA	7.200%	7/18/36	150	156
Telecom Italia Capital SA	7.721%	6/4/38	175	194
Telefonica Emisiones SAU	7.045%	6/20/36	250	277
Time Warner Cable Inc.	6.550%	5/1/37	125	129
Time Warner Cable Inc.	7.300%	7/1/38	325	365
Verizon Communications Inc.	8.750%	11/1/18	100	126
Verizon Communications Inc.	6.900%	4/15/38	185	203
Verizon Communications Inc.	8.950%	3/1/39	375	509
Verizon Communications Inc.	7.350%	4/1/39	165	193
Vodafone Group PLC	7.875%	2/15/30	250	301

Consumer Cyclical (6.8%)
CVS Caremark Corp.	6.250%	6/1/27	250	262
Daimler Finance North America LLC	8.500%	1/18/31	175	216
Historic TW Inc.	6.625%	5/15/29	450	473
Home Depot Inc.	5.875%	12/16/36	175	170
Kohl’s Corp.	6.875%	12/15/37	75	84
Lowe’s Cos. Inc.	5.500%	10/15/35	175	172
McDonald’s Corp.	6.300%	10/15/37	150	164
Target Corp.	7.000%	7/15/31	150	171
Target Corp.	7.000%	1/15/38	150	173
Time Warner Inc.	7.625%	4/15/31	100	116
Viacom Inc.	6.875%	4/30/36	225	240
Wal-Mart Stores Inc.	5.875%	4/5/27	150	159
Wal-Mart Stores Inc.	7.550%	2/15/30	200	252
Wal-Mart Stores Inc.	6.500%	8/15/37	275	310
Yum! Brands Inc.	6.875%	11/15/37	100	110

Consumer Noncyclical (13.3%)
Abbott Laboratories	6.150%	11/30/37	200	217
Altria Group Inc.	9.950%	11/10/38	150	198

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Altria Group Inc.	10.200%	2/6/39	150	202
Amgen Inc.	6.375%	6/1/37	175	191
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	250	270
Archer-Daniels-Midland Co.	5.375%	9/15/35	250	244
AstraZeneca PLC	6.450%	9/15/37	275	307
Bristol-Myers Squibb Co.	6.125%	5/1/38	175	190
Coca-Cola Enterprises Inc.	8.500%	2/1/22	250	329
Covidien International Finance SA	6.550%	10/15/37	100	112
Diageo Capital PLC	5.875%	9/30/36	100	104
Eli Lilly & Co.	5.500%	3/15/27	200	204
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	225	249
Johnson & Johnson	4.950%	5/15/33	150	146
Kellogg Co.	7.450%	4/1/31	125	153
Koninklijke Philips Electronics NV	6.875%	3/11/38	125	141
Kraft Foods Inc.	7.000%	8/11/37	250	272
Kraft Foods Inc.	6.500%	2/9/40	150	156
Kroger Co.	7.500%	4/1/31	175	206
Mead Johnson Nutrition Co.	4.900%	11/1/19	200	201
Merck & Co. Inc.	6.400%	3/1/28	175	193
Merck & Co. Inc.	6.550%	9/15/37	150	171
Pepsi Bottling Group Inc.	7.000%	3/1/29	125	147
Pfizer Inc.	7.200%	3/15/39	275	335
Pharmacia Corp.	6.600%	12/1/28	250	275
Philip Morris International Inc.	6.375%	5/16/38	100	109
Procter & Gamble Co.	5.550%	3/5/37	275	280
Quest Diagnostics Inc.	6.950%	7/1/37	150	170
Safeway Inc.	7.250%	2/1/31	125	143
Unilever Capital Corp.	5.900%	11/15/32	100	106

Energy (9.6%)
Anadarko Petroleum Corp.	6.450%	9/15/36	325	337
Canadian Natural Resources Ltd.	6.250%	3/15/38	250	260
Cenovus Energy Inc.	6.750%	11/15/39	175	189
ConocoPhillips Holding Co.	6.950%	4/15/29	250	287
Devon Financing Corp. ULC	7.875%	9/30/31	175	217
EnCana Corp.	6.625%	8/15/37	250	271
Halliburton Co.	7.450%	9/15/39	100	124
Hess Corp.	7.875%	10/1/29	200	239
Husky Energy Inc.	7.250%	12/15/19	100	117
Nexen Inc.	6.400%	5/15/37	275	278
Petro-Canada	6.800%	5/15/38	250	273
Shell International Finance BV	6.375%	12/15/38	300	333
Suncor Energy Inc.	6.500%	6/15/38	150	158
Tosco Corp.	8.125%	2/15/30	325	407
Transocean Inc.	6.800%	3/15/38	175	195
Valero Energy Corp.	6.625%	6/15/37	225	215
Weatherford International Ltd.	6.500%	8/1/36	200	197
XTO Energy Inc.	6.750%	8/1/37	225	264

Technology (2.8%)
Cisco Systems Inc.	5.900%	2/15/39	215	218
Cisco Systems Inc.	5.500%	1/15/40	75	72
International Business Machines Corp.	5.875%	11/29/32	250	265
Motorola Inc.	6.625%	11/15/37	100	96
Nokia Oyj	6.625%	5/15/39	100	110

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($ 000)	($ 000)
Oracle Corp.	6.500%	4/15/38	200	221
Pitney Bowes Inc.	5.250%	1/15/37	150	157
Xerox Corp.	6.750%	12/15/39	100	105

Transportation (2.8%)
Burlington Northern Santa Fe Corp.	6.150%	5/1/37	175	184
Canadian National Railway Co.	6.375%	11/15/37	100	111
CSX Corp.	6.150%	5/1/37	175	178
1 Delta Air Lines Inc.	6.821%	8/10/22	169	162
Norfolk Southern Corp.	7.250%	2/15/31	275	323
Union Pacific Corp.	6.625%	2/1/29	150	163
United Parcel Service Inc.	6.200%	1/15/38	125	137
				27,040
Utilities (16.4%)
Electric (12.2%)
Ameren Energy Generating Co.	7.950%	6/1/32	125	133
Appalachian Power Co.	7.000%	4/1/38	275	316
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	225	243
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	50	49
Duke Energy Carolinas LLC	6.050%	4/15/38	250	265
Duke Energy Indiana Inc.	6.450%	4/1/39	100	110
Exelon Generation Co. LLC	6.250%	10/1/39	250	257
FirstEnergy Corp.	7.375%	11/15/31	375	403
Florida Power & Light Co.	5.960%	4/1/39	250	261
Florida Power Corp.	6.400%	6/15/38	250	277
Georgia Power Co.	5.950%	2/1/39	200	208
Midamerican Energy Holdings Co.	6.125%	4/1/36	300	307
Midamerican Energy Holdings Co.	6.500%	9/15/37	250	270
Nisource Finance Corp.	6.125%	3/1/22	50	52
Northern States Power Co.	5.350%	11/1/39	100	97
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	150	172
Pacific Gas & Electric Co.	6.050%	3/1/34	100	105
Pacific Gas & Electric Co.	5.800%	3/1/37	200	203
Pacific Gas & Electric Co.	6.250%	3/1/39	150	160
PacifiCorp	6.000%	1/15/39	125	133
Potomac Electric Power Co.	6.500%	11/15/37	175	192
PSEG Power LLC	8.625%	4/15/31	150	193
Public Service Co. of Colorado	6.250%	9/1/37	150	163
San Diego Gas & Electric Co.	6.125%	9/15/37	100	108
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	182
Southern California Edison Co.	6.000%	1/15/34	275	290
Virginia Electric and Power Co.	8.875%	11/15/38	250	351

Natural Gas (4.2%)
El Paso Natural Gas Co.	8.625%	1/15/22	150	185
Enbridge Energy Partners LP	7.500%	4/15/38	30	35
Energy Transfer Partners LP	7.500%	7/1/38	35	39
Enterprise Products Operating LLC	6.125%	10/15/39	225	222
Kinder Morgan Energy Partners LP	6.950%	1/15/38	325	353
ONEOK Partners LP	6.650%	10/1/36	150	158
Plains All American Pipeline LP/PAA Finance Corp.	6.650%	1/15/37	150	158
Sempra Energy	6.000%	10/15/39	150	149
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	125	125
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	105
TransCanada PipeLines Ltd.	7.250%	8/15/38	100	118

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
Coupon		Date	($ 000)	($ 000)
TransCanada PipeLines Ltd.	7.625%	1/15/39	150	184
Williams Partners LP	6.300%	4/15/40	75	76
				7,407
Total Corporate Bonds (Cost $44,752)				44,186

			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund
(Cost $573)	0.163%		572,828	573
Total Investments (99.1%) (Cost $45,355)				44,789
Other Assets and Liabilities (0.9%)
Other Assets				1,308
Liabilities				(884
				424
Net Assets (100%)				45,213

At February 28, 2010, net assets consisted of:
				Amount
				000
Paid-in Capital				45,718
Undistributed Net Investment Income				15
Accumulated Net Realized Gains				46
Unrealized Appreciation (Depreciation)				(566
Net Assets				45,213

Signal Shares—Net Assets
Applicable to 99,291 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,976
Net Asset Value Per Share—Signal Shares				19.90

Institutional Shares—Net Assets
Applicable to 250,026 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,177
Net Asset Value Per Share—Institutional Shares				24.70

ETF Shares—Net Assets
Applicable to 500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				37,060
Net Asset Value Per Share—ETF Shares				74.12

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest	697
Total Income	697
Expenses
The Vanguard Group—Note B
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	10
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	1
Custodian Fees	6
Total Expenses	17
Net Investment Income	680
Realized Net Gain (Loss)
Investment Securities Sold	10
Futures Contracts	(1)
Realized Net Gain (Loss)	9
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	123
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	680
Realized Net Gain (Loss)	9
Change in Unrealized Appreciation (Depreciation)	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	123
Distributions
Net Investment Income
Signal Shares	(17)
Institutional Shares	(74)
ETF Shares	(574)
Realized Capital Gain
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	(665)
Capital Share Transactions
Signal Shares	2,000
Institutional Shares	6,269
ETF Shares	37,486
Net Increase (Decrease) from Capital Share Transactions	45,755
Total Increase (Decrease)	45,213
Net Assets
Beginning of Period	—
End of Period[2]	45,213

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
January 19, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 20.12
Investment Operations
Net Investment Income	.126
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.169)
Total from Investment Operations	(.043)
Distributions
Dividends from Net Investment Income	(.177)
Distributions from Realized Capital Gains	—
Total Distributions	(.177)
Net Asset Value, End of Period	$ 19.90

Total Return[3]	–0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 2
Ratio of Total Expenses to Average Net Assets	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	5.83%[4]
Portfolio Turnover Rate[5]	80%[4]

1 Inception.
2 Includes increase from purchase fees of $.02.
3 Total returns do not reflect the 1.00% transaction fee on purchases.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 24.89
Investment Operations
Net Investment Income	.394
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.197)
Total from Investment Operations	.197
Distributions
Dividends from Net Investment Income	(.387)
Distributions from Realized Capital Gains	—
Total Distributions	(.387)
Net Asset Value, End of Period	$ 24.70

Total Return[3]	0.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 6
Ratio of Total Expenses to Average Net Assets	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	5.89%[4]
Portfolio Turnover Rate[5]	80%[4]

1 Inception.
2 Includes increase from purchase fees of $.02.
3 Total returns do not reflect the 1.00% transaction fee on purchases.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 74.67
Investment Operations
Net Investment Income	1.172
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.575)
Total from Investment Operations	.597
Distributions
Dividends from Net Investment Income	(1.147)
Distributions from Realized Capital Gains	—
Total Distributions	(1.147)
Net Asset Value, End of Period	$ 74.12

Total Return	0.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 37
Ratio of Total Expenses to Average Net Assets	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	5.83%[3]
Portfolio Turnover Rate[4]	80%[3]

1 Inception.
2 Includes increase from purchase fees of $.07.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares were first issued on January 19, 2010, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 19, 2009, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital share transactions are credited to paid-in capital.

Long-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $10,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($ 000)	($ 000)	($ 000)
U.S. Government and Agency Obligations	—	30	—
Corporate Bonds	—	44,186	—
Temporary Cash Investments	573	—	—
Total	573	44,216	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2010, the fund realized $37,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized gains to paid-in capital.

Long-Term Corporate Bond Index Fund

At February 28, 2010, the cost of investment securities for tax purposes was $45,355,000. Net unrealized depreciation of investment securities for tax purposes was $566,000, consisting of unrealized gains of $220,000 on securities that had risen in value since their purchase and $786,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2010, the fund purchased $52,694,000 of investment securities and sold $8,999,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,128,000 and $7,096,000, respectively.

F. Capital share transactions for each class of shares were:

	Inception[1] to
	February 28, 2010
	Amount	Shares
	($ 000)	(000)
Signal Shares
Issued[2]	1,983	98
Issued in Lieu of Cash Distributions	17	1
Redeemed	—	—
Net Increase (Decrease)—Signal Shares	2,000	99
Institutional Shares
Issued[2]	6,195	247
Issued in Lieu of Cash Distributions	74	3
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	6,269	250
ETF Shares
Issued[2]	44,836	600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(7,350)	(100)
Net Increase (Decrease)—ETF Shares	37,486	500

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and January 19, 2010, for Signal Shares.
2 Includes purchase fees of $45,000.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2010

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	22[3]	1,400	8,302
Yield[4]		3.8%	3.4%
Signal Shares	3.0%
ETF Shares	3.0%
Yield to Maturity	3.8%[5]	3.8%	3.4%
Average Coupon	5.3%	5.3%	4.6%
Average Effective
Maturity	5.1 years	5.2 years	6.8 years
Average Quality[6]	Aaa	Aaa	Aa1
Average Duration	2.9 years	3.0 years	4.5 years
Expense Ratio[7]		—	—
Signal Shares	0.15%
ETF Shares	0.15%
Short-Term Reserves	0.2%	—	—

Sector Diversification[8] (% of portfolio)

Government Mortgage-Backed	99.8%
Other	0.2

Distribution by Credit Quality[6] (% of portfolio)
Aaa	100.0%

Distribution by Coupon (% of portfolio)

Below 5%	49.7%
5%–6%	43.2
Above 6%	7.1

1 Barclays Capital U.S. MBS Float Adjusted Index.
2 Barclays Capital U.S. Aggregate Bond Index.
3 Issues are mortgage pools grouped by coupon.
4 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.
5 Before expenses.
6 Moody’s Investors Service.
7 The expense ratios shown are from the prospectuses dated November 19, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended February 28, 2010, the annualized expense ratios were 0.15% for Signal Shares and 0.15% for ETF Shares.
8 The mortgage-backed securities sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See the glossary of investment terms.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): November 19, 2009–February 28, 2010

	ETF Shares Net Asset Value			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2010	0.2%	0.6%	0.8%	0.6%

Total Returns: Period Ended December 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Signal Shares	12/3/2009	–1.00%	0.20%	–0.80%
ETF Shares	11/19/2009
Market Price		—	—	–0.66
Net Asset Value		–0.76	0.20	–0.56

1 Barclays Capital U.S. MBS Float Adjusted Index.

For information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($ 000)	($ 000)
U.S. Government and Agency Obligations (99.1%)
Conventional Mortgage-Backed Securities (95.6%)
1,2	Fannie Mae Pool	4.000%	3/1/25–1/1/40	1,199	1,213
1,2	Fannie Mae Pool	4.500%	3/1/18–3/1/40	2,613	2,730
1,2	Fannie Mae Pool	5.000%	9/1/17–3/1/40	4,970	5,200
1,2	Fannie Mae Pool	5.500%	12/1/16–3/1/40	6,910	7,316
1,2	Fannie Mae Pool	6.000%	2/1/17–3/1/40	3,768	4,017
1,2	Fannie Mae Pool	6.500%	7/1/32–6/1/38	1,110	1,189
1,2	Fannie Mae Pool	7.000%	4/1/37	278	301
1,2	Freddie Mac Gold Pool	4.000%	7/1/18–11/1/39	681	699
1,2	Freddie Mac Gold Pool	4.500%	4/1/18–2/1/40	2,374	2,424
1,2	Freddie Mac Gold Pool	5.000%	10/1/17–3/1/40	3,303	3,468
1,2	Freddie Mac Gold Pool	5.500%	11/1/17–3/1/40	2,582	2,738
1,2	Freddie Mac Gold Pool	6.000%	4/1/14–3/1/40	3,013	3,237
1,2	Freddie Mac Gold Pool	6.500%	1/1/29–3/1/39	1,221	1,320
1,2	Freddie Mac Gold Pool	7.000%	4/1/32–10/1/32	112	122
2	Ginnie Mae I Pool	4.000%	11/15/39–3/1/40	150	148
2	Ginnie Mae I Pool	4.500%	8/15/33–3/1/40	1,490	1,518
2	Ginnie Mae I Pool	5.000%	1/15/18–3/1/40	1,903	1,987
2	Ginnie Mae I Pool	5.500%	11/15/32–3/1/40	1,571	1,666
2	Ginnie Mae I Pool	6.000%	8/15/32–12/15/38	1,250	1,337
2	Ginnie Mae I Pool	6.500%	7/15/32–5/15/36	455	492
2	Ginnie Mae II Pool	5.000%	6/20/33–4/20/36	208	218
2	Ginnie Mae II Pool	5.500%	6/20/34–5/20/36	187	199
2	Ginnie Mae II Pool	6.000%	10/20/32–7/20/34	175	189
2	Ginnie Mae II Pool	7.000%	4/20/38	41	44
					43,772
Nonconventional Mortgage-Backed Securities (3.5%)
1,2	Fannie Mae Pool	5.726%	3/1/37	925	978
1,2	Fannie Mae Pool	5.792%	4/1/37	98	104
1,2	Freddie Mac Non Gold Pool	6.466%	2/1/37	481	514
					1,596
Total U.S. Government and Agency Obligations (Cost $45,389)					45,368

Mortgage-Backed Securities Index Fund

				Market
		Maturity		Value•
Coupon		Date	Shares	($ 000)
Temporary Cash Investment (14.8%)
Money Market Fund (14.8%)
3 Vanguard Market Liquidity Fund
(Cost $6,769)	0.163%		6,768,879	6,769
Total Investments (113.9%) (Cost $52,158)				52,137
Other Assets and Liabilities (–13.9%)
Other Assets				1,318
Payables for Investment Securities Purchased				(7,570)
Other Liabilities				(108)
				(6,360)
Net Assets (100%)				45,777

At February 28, 2010, net assets consisted of:
				Amount
				($ 000)
Paid-in Capital				45,715
Undistributed Net Investment Income				11
Accumulated Net Realized Gains				72
Unrealized Appreciation (Depreciation)				(21)
Net Assets				45,777

Signal Shares—Net Assets
Applicable to 283,039 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,669
Net Asset Value Per Share—Signal Shares				$ 20.03

ETF Shares—Net Assets
Applicable to 800,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				40,108
Net Asset Value Per Share—ETF Shares				$ 50.07

• See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

November 19, 2009[1] to
February 28, 2010
($ 000)
Investment Income
Income
Interest[2]	320
Total Income	320
Expenses
The Vanguard Group—Note B
Management and Administrative—Signal Shares	1
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	13
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	1
Custodian Fees	2
Total Expenses	17
Net Investment Income	303
Realized Net Gain (Loss)
Investment Securities Sold	70
Futures Contracts	2
Realized Net Gain (Loss)	72
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	354

1 Inception.
2 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

November 19, 2009[1] to
February 28,
2010
($ 000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	303
Realized Net Gain (Loss)	72
Change in Unrealized Appreciation (Depreciation)	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	354
Distributions
Net Investment Income
Signal Shares	(36)
Institutional Shares	(41)
ETF Shares	(215)
Realized Capital Gain
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	(292)
Capital Share Transactions
Signal Shares	5,673
Institutional Shares	148
ETF Shares	39,894
Net Increase (Decrease) from Capital Share Transactions	45,715
Total Increase (Decrease)	45,777
Net Assets
Beginning of Period
End of Period[2]	45,777

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $11,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Signal Shares
December 3, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 20.04
Investment Operations
Net Investment Income	.129
Net Realized and Unrealized Gain (Loss) on Investments	(.012)
Total from Investment Operations	.117
Distributions
Dividends from Net Investment Income	(.127)
Distributions from Realized Capital Gains	—
Total Distributions	(.127)
Net Asset Value, End of Period	$ 20.03

Total Return	0.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 6
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.28%[2]
Portfolio Turnover Rate[3]	418%[2]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	December 29, 2009[2]
Net Asset Value, Beginning of Period	$ 24.99
Investment Operations
Net Investment Income	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.180)
Total from Investment Operations	(.129)
Distributions
Dividends from Net Investment Income	(.051)
Distributions from Realized Capital Gains	—
Total Distributions	(.051)
Net Asset Value, End of Period	$ 24.81[2]

Total Return	–0.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 0
Ratio of Total Expenses to Average Net Assets	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	1.72%[3]
Portfolio Turnover Rate[4]	418%[3]

1 Inception.
2 Net asset value as of December 29, 2009, at which date the sole shareholder account converted into ETF Shares.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	February 28, 2010
Net Asset Value, Beginning of Period	$ 49.98
Investment Operations
Net Investment Income	.329
Net Realized and Unrealized Gain (Loss) on Investments	.078
Total from Investment Operations	.407
Distributions
Dividends from Net Investment Income	(.317)
Distributions from Realized Capital Gains	—
Total Distributions	(.317)
Net Asset Value, End of Period	$ 50.07

Total Return	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 40
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.28%[2]
Portfolio Turnover Rate[3]	418%[2]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares were first issued on December 3, 2009, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 19, 2009, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. All outstanding Institutional Shares were converted to ETF Shares on December 29, 2009. The fund has not issued any additional Institutional Shares as of February 28, 2010. ETF Shares were first issued on November 19, 2009, and first offered to the public on November 23, 2009. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

Mortgage-Backed Securities Index Fund

4. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2010, and has concluded that no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2010, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	45,368	—
Temporary Cash Investments	6,769	—	—
Total	6,769	45,368	—

Mortgage-Backed Securities Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2010, the cost of investment securities for tax purposes was $52,158,000. Net unrealized deppreciation of investment securities for tax purposes was $21,000, consisting of unrealized gains of $97,000 on securities that had risen in value since their purchase and $118,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2010, the fund purchased $95,627,000 and sold $50,195,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Inception[1] to
	February 28, 2010
	Amount	Shares
	($ 000)	(000)
Signal Shares
Issued	5,637	281
Issued in Lieu of Cash Distributions	36	2
Redeemed	—	—
Net Increase (Decrease)—Signal Shares	5,673	283
Institutional Shares
Issued	20,007	800
Issued in Lieu of Cash Distributions	41	2
Redeemed	(19,900)	(802)
Net Increase (Decrease)—Institutional Shares	148	—[2]
ETF Shares
Issued	39,894	801
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	39,894	801

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and December 3, 2009, for Signal Shares.
2 On December 29, 2009, all shares held in Institutional Shares were converted into ETF Shares.

G. In preparing the financial statements as of February 28, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

Effective July 2009, the board of trustees approved the launch of Vanguard Short-Term Government Bond Index Fund, Intermediate-Term Government Bond Index Fund, Long-Term Government Bond Index Fund, Short-Term Corporate Bond Index Fund, Intermediate-Term Corporate Bond Index Fund, Long-Term Corporate Bond Index Fund, and Mortgage-Backed Securities Index Fund utilizing an internalized management structure whereby the Vanguard Group, Inc.—through its Fixed Income Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard index funds, the Fixed Income Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost

The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 161 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and
Board. Principal Occupation(s) During the Past Five	President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Board Member of American Chemistry
Inc., and of each of the investment companies served	Council; Director of Tyco International, Ltd. (diversified
by The Vanguard Group, since January 2010; Director	manufacturing and services) and Hewlett-Packard Co.
of The Vanguard Group since 2008; Chief Executive	(electronic computer manufacturing); Trustee of The
Officer and President of The Vanguard Group and of	Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard	Amy Gutmann
Marketing Corporation; Managing Director of The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Browne Distinguished Professor of Political Science
Independent Trustees	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Emerson U. Fullwood	nication and the Graduate School of Education of
Born 1948. Trustee Since January 2008. Principal	the University of Pennsylvania; Director of Carnegie
Occupation(s) During the Past Five Years: Executive	Corporation of New York, Schuylkill River Development
Chief Staff and Marketing Officer for North America	Corporation, and Greater Philadelphia Chamber of
and Corporate Vice President (retired 2008) of Xerox	Commerce; Trustee of the National Constitution Center.
Corporation (document management products and
services); Director of SPX Corporation (multi-industry
manufacturing), the United Way of Rochester, the
Boy Scouts of America, Amerigroup Corporation
(managed health care), and Monroe Community
College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and the Columbus Community Education Coalition;	Director of The Vanguard Group, Inc., since 2006;
Chairman of the Advisory Council for the College of	General Counsel of The Vanguard Group since 2005;
Arts and Letters at the University of Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman	Chairman Emeritus and Senior Advisor
of the Federal Reserve Bank of Cleveland; Trustee
of University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005);	Chairman and Chief Executive Officer, 1974–1996
Director of Corning Incorporated and Dow Corning;
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16422 042010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, is Incorporated by Reference.